File Nos.  333-19173
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              (X)
            Pre-Effective Amendment No.                              ( )
            Post-Effective Amendment No. 5                           (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      (X)
            Amendment No. 49                                         (X)


                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
         (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
                 (Name of Depositor)


     152  West  57th  Street, 18th Floor, New York, New York       10019
     -------------------------------------------------------      --------
     (Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (212) 586-7733

      Name  and  Address  of  Agent  for  Service
      -------------------------------------------
          Eugene  Long
          Preferred  Life  Insurance  Company  of  New  York
          152  West  57th  Street,  18th  Floor
          New  York,  New  York  10019

      Copies  to:
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403
          (763) 765-2913




It is proposed that this filing will become  effective:
     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___ 60 days after  filing  pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Immediate Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

ITEM NO.                                                LOCATION
--------                                                --------
                                     PART A

Item 1.   Cover Page..................................  Cover Page

Item 2.   Definitions.................................  Index of Terms

Item 3.   Synopsis or Highlights......................  Summary

Item 4.   Condensed Financial Information.............  Appendix

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies..........  Preferred Life; The
                                                        Separate Account;
                                                        Investment Options

Item 6.   Deductions..................................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts...........................  The Franklin Templeton
                                                        Valuemark Income Plus
                                                        Immediate Variable
                                                        Annuity Contract

Item 8.   Annuity Period..............................  Annuity Payments (The
                                                        Payout Phase)

Item 9.   Death Benefit...............................  Death Benefit

Item 10.  Purchases and Contract Value................  Purchase

Item 11.  Redemptions.................................  Access To Your Money

Item 12.  Taxes.......................................  Taxes

Item 13.  Legal Proceedings...........................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information......................  Table of Contents
                                                        of the Statement of
                                                        Additional
                                                        Information



ITEM NO.                                                 DEFINITION
--------                                                 ----------
                                     PART B

Item 15.  Cover Page...................................  Cover Page

Item 16.  Table of Contents............................  Table of Contents

Item 17.  General Information and History..............  The Company

Item 18.  Services.....................................  Not Applicable

Item 19.  Purchase of Securities Being Offered.........  Not Applicable

Item 20.  Underwriters.................................  Distributor

Item 21.  Calculation of Performance Data..............  Calculation of
                                                         Performance Data

Item 22.  Annuity Payments.............................  Annuity
                                                         Provisions

Item 23.  Financial Statements.........................  Financial
                                                         Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A

                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       AND
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options listed below, and a Fixed Payment Option of Preferred Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option).


VARIABLE OPTIONS:

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Growth Fund

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Money Market Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Fund - 2005
Franklin Zero Coupon Fund - 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
Templeton Developing Markets Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund

THE PRUDENTIAL SERIES FUND, INC.
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz Aggressive Growth Fund1
USAllianz American Growth Fund2
USAllianz Capital Growth Fund1
USAllianz Comstock Fund3
USAllianz Growth and Income Fund3
USAllianz Strategic Growth Fund2
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio

1 Fund is sub-advised by Van Kampen Investment Advisory Corp.
2 Fund is sub-advised by Fred Alger Management, Inc.
3 Fund is sub-advised by Van Kampen Asset Management, Inc.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.


To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 26 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


THE VALUEMARK INCOME PLUS IMMEDIATE VARIABLE ANNUITY CONTRACTS:

O        ARE NOT BANK DEPOSITS
O        ARE NOT FEDERALLY INSURED
O        ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
O        ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.



Dated: May 1, 2001

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Index of Terms                                    4

Summary                                           5

Fee Table                                         7

 1. The Valuemark Income Plus
    Immediate Variable Annuity Contract          12


 2. Ownership                                    12

    Contract Owner/Annuitant                     12

    Joint Owner/Joint Annuitant                  12

    Beneficiary                                  13

    Assignment                                   13


 3. Annuity Payments (The Payout Phase)          13

    Income Date                                  13

    Annuity Payments                             13

    Assumed Investment Return                    14

    Annuity Options                              14


 4. Purchase                                     15

    Purchase Payment                             15

    Allocation of Purchase Payment               15

    Free Look                                    15

    VIP Units                                    15


 5. Investment Options                           16

    Transfers                                    18

      Telephone Transfers                        18

    Voting Privileges                            19

    Substitution                                 19


 6. Expenses                                     19

    Insurance Charges                            19

      Mortality and Expense Risk Charge          19

      Administrative Expense Charge              19

    Commutation Fee                              19

    Income Taxes                                 20

    Portfolio Expenses                           20


 7. Taxes                                        20

    Annuity Contracts in General                 20

    Qualified and Non-Qualified Contracts        20


    Liquidations - Non-Qualified Contracts       20


    Liquidations - Qualified Contracts           21


    Death Benefits                               22


    Diversification                              22


 8. Access to Your Money                         23

    Suspension of Payments or Transfers          23


 9. Performance                                  23

10. Death Benefit                                24

    Death of Beneficiary                         24


11. Other Information                            24

    Preferred Life                               24

    The Separate Account                         24

    Distribution                                 25

    Administration                               25


    Privacy Notice                               25


    Financial Statements                         26


Table of Contents of the Statement of
Additional Information                           26


Appendix A - Illustration of Annuity Income      27

INDEX OF TERMS
--------------------------------------------------------------------------------



This prospectus is written in plain English. However, there are some technical terms used, which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                 Page                                       Page

Annuitant ......................  12        Joint Annuitant ................  12

Annuity Calculation Date........  15        Joint Owner.....................  12

Annuity Options.................  14        Non-Qualified ..................  20

Annuity Payments ...............  13        Payout Phase ...................  13

Annuity Unit ...................  16        Portfolios .....................  16

Assumed Investment Return (AIR).  14        Purchase Payment ...............  15

Beneficiary ....................  13        Qualified ......................  20

Contract .......................  12        Tax Deferral ...................  20

Contract Owner .................  12        Total Liquidation Value ........  23

Fixed Payment Option ...........  12        Variable Option ................  12

Income Date ....................  13        VIP Unit .......................  15

SUMMARY
--------------------------------------------------------------------------------


The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:
The annuity contract (Contract) offered by Preferred Life provides a means for investing in an immediate variable annuity Contract in both Variable Options and the Preferred Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

ANNUITY PAYMENTS:

When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout, or both. If you choose to have any part of your Annuity Payments come from the Variable Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can receive Annuity Payments from the Preferred Life Fixed Payment Option. Your income will fluctuate up or down based on the Portfolios' performance. No minimum payment amount is guaranteed. You can make transfers between the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.


Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Preferred Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.


Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Preferred Life will assess a commutation fee which is a percentage against the amount liquidated (withdrawn). If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply.

You currently can make as many transfers as you want each year. Preferred Life may limit this in the future. However, you will always be allowed at least 12 transfers each year.


There are also annual Portfolio operating expenses, which vary depending upon the Variable Options you select. In 2000, these expenses ranged from 0.32% to 1.64% of the average daily value of the Portfolios.

TAXES:

Your earnings are not taxed until you take them out. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take the money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:


Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. PARTIAL LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:


        USAllianz Service Center
        300 Berwyn Park
        P.O. Box 3031
        Berwyn, Pennsylvania 19312-0031
        (800) 792-7198

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.

CONTRACT OWNER TRANSACTION FEES

Commutation Fee*
(as a percentage of the amount taken out [liquidated])

                      Contract Year             Charge
                      --------------------------------
                            1                      5%
                            2                      5%
                            3                      4%
                            4                      3%
                            5                      2%
                    6 (& thereafter)               1%


* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Option 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.


Separate Account Annual Expenses
(as a percentage of average daily account value)

Mortality and Expense Risk Charge.............. 1.25%
Administrative Expense Charge..................  .15%
                                                -----


Total Separate Account Annual Expense.......... 1.40%



FUND ANNUAL EXPENSES
---------------------------------------------------------------------------------------------------------------------

(As a percentage of the Portfolios'  average daily net assets).  See the accompanying  fund  prospectuses for more information.*

                                                                                                        TOTAL FUND
                                                                                   OTHER EXPENSES        EXPENSES
                                                                                   (AFTER WAIVERS/    (AFTER WAIVERS/
                                                        MANAGEMENT       12B-1     REIMBURSEMENTS      REIMBURSEMENTS
VARIABLE OPTION                                            FEES          FEES         AS NOTED)          AS NOTED)
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                       .61%            -              .22%              .83%
---------------------------------------------------------------------------------------------------------------------
Franklin Aggressive Growth Securities Fund - Class 1 1/2   .45%            -              .45%              .90%
---------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class 1 3 .48%            -              .04%              .52%
---------------------------------------------------------------------------------------------------------------------
Franklin Global Health Care Securities Fund - Class 1 4    .57%            -              .21%              .78%
---------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1 3     .48%            -              .02%              .50%
---------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1 3                      .55%            -              .02%              .57%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1 3                .49%            -              .01%              .50%
---------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1 3      .75%            -              .03%              .78%
---------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund - Class 1 3                     .53%            -              .02%              .55%
---------------------------------------------------------------------------------------------------------------------
Franklin Natural Resources Securities Fund - Class 1 3     .63%            -              .04%              .67%
---------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1 3                      .58%            -              .02%              .60%
---------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1 3      .75%            -              .03%              .78%
---------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund - Class 1 2                    .14%            -              .18%              .32%
---------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 1 4/5                      .49%            -              .28%              .77%
---------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund - Class 1 1/2          .51%            -              .48%              .99%
---------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 1 3                  .51%            -              .01%              .52%
---------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund - Class 1 4                 .58%            -              .26%              .84%
---------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2005 - Class 1 3               .63%            -              .03%              .66%
---------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010 - Class 1 3               .63%            -              .02%              .65%
---------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 1                 .80%            -              .22%             1.02%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 1                    .60%            -              .20%              .80%
---------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2 6     .85%          .25%             .54%             1.64%
---------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class 26  .90%          .25%             .26%             1.41%
---------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                    .60%            -              .21%              .81%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1    1.25%            -              .31%             1.56%
---------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1 3        .63%            -              .09%              .72%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 13                .81%            -              .07%              .88%
---------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund - Class 1          .67%            -              .20%              .87%
---------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund - Class 1   .85%            -              .27%             1.12%
---------------------------------------------------------------------------------------------------------------------
USAllianz Aggressive Growth Fund 7                         .80%          .25%             .50%             1.55%
---------------------------------------------------------------------------------------------------------------------
USAllianz American Growth Fund 7                           .75%          .25%             .50%             1.50%
---------------------------------------------------------------------------------------------------------------------
USAllianz Capital Growth Fund 7                            .75%          .25%             .50%             1.50%
---------------------------------------------------------------------------------------------------------------------
USAllianz Comstock Fund 7                                  .68%          .25%             .50%             1.43%
---------------------------------------------------------------------------------------------------------------------
USAllianz Growth and Income Fund 7                         .68%          .25%             .50%             1.43%
---------------------------------------------------------------------------------------------------------------------
USAllianz Strategic Growth Fund 7                          .85%          .25%             .50%             1.60%
---------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund 8                    .55%          .25%             .20%             1.00%
---------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund 8                          .50%          .25%               -               .75%
---------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund 8                                .65%          .25%               -               .90%
---------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio - Class 2         .69%          .25%             .06%             1.00%
---------------------------------------------------------------------------------------------------------------------


*    The fee and  expense  information  regarding  the  Portfolios  was  provided by the  Portfolios.  Some of the
     Portfolios  may pay service fees,  which vary by Portfolio.  Except for the USAllianz VIP Trust,  neither the
     Portfolios nor their Advisers are affiliated with Preferred Life.

1.   Operating expenses are annualized.

2.   For the Franklin  Aggressive Growth  Securities,  Franklin S&P 500 Index and Franklin  Technology  Securities
     Funds, the managers and  administrator  have agreed in advance to waive or limit their respective fees and to assume as their own  expense  certain  expenses  otherwise  payable  by the Funds so that total  annual  Fund operating expenses do not exceed 1.00%, 0.55% and 1.05%, respectively,  of average net assets for the current fiscal year.  After December 31, 2001, the managers and  administrator  may end this arrangement at any time.
     The  managers  also have  agreed  in  advance  to make  estimated  reductions  of  0.05%,  0.01%  and  0.04%, respectively,  of their fees to reflect reduced services  resulting from the Funds'  investment in a Franklin
     Templeton  money  fund.  The  managers  are  required  by the Funds'  Board of  Trustees  and an order of the
     Securities  and Exchange  Commission to reduce their fees if the Funds invest in a Franklin  Templeton  money fund. Without these reductions, the total annual fund operating expenses are estimated to be 0.95%, 0.33% and
     1.03%, respectively.

3.   The fund administration fee is paid indirectly through the management fee.

4.   For the Franklin Global Health Care Securities,  Franklin Small Cap and Franklin Value Securities  Funds, the
     managers have agreed in advance to make  estimated  reductions of 0.03%,  0.04% and 0.02%,  respectively,  of their fees to reflect reduced  services  resulting from the Funds'  investment in a Franklin  Templeton money fund.  These  reductions  are  required by the Funds' Board of Trustees  and an order of the  Securities  and
     Exchange Commission.  Without these reductions,  the total annual fund operating expenses are estimated to be
     0.81%, 0.81% and 0.86%, respectively.

5.   Total  annual Fund  operating  expenses  differ from the ratio of expenses to average net assets shown in the
     Financial  Highlights  table included in the Fund's Annual Report to  Shareholders  for the fiscal year ended
     December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

6.   Because this is the first year of operation for all "SP"  Portfolios,  other expenses are estimated  based on management's  projection of  non-advisory  fee expenses.  Each "SP" Portfolio has expense  reimbursements  in effect,  and the table shows total  expenses  with these  expense  reimbursements.  These  estimated  expense reimbursements  are  voluntary  and may be terminated  at any time.  Without  reimbursement,  other and total operating estimated expenses would have been 0.45% and 1.70%,  respectively for the SP Jennison International
     Growth Portfolio, and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.

7.   The USAllianz  Aggressive Growth Fund, the USAllianz American Growth Fund, the USAllianz Capital Growth Fund,
     the USAllianz  Comstock Fund, the USAllianz  Growth and Income Fund, and the USAllianz  Strategic Growth Fund
     commenced  operations as of the date of this  prospectus.  The expenses shown above for these  portfolios are therefore  estimated for the fund's current fiscal year.  Certain expenses will be assumed by the Adviser and an annual  expense  limit has been  designated  by the Adviser for each fund which  reduces the total expense amount  listed in the table above.  The annual  expense  limit that has been  designated  for each fund is as follows:  USAllianz Aggressive Growth Fund, 1.25%,  USAllianz American Growth Fund, 1.10%,  USAllianz Capital
     Growth Fund,  1.20%,  USAllianz  Comstock  Fund,  1.20%,  USAllianz  Growth and Income Fund,  1.10%,  and the
     USAllianz Strategic Growth Fund, 1.10%.

8.   Certain  expenses of the  USAllianz VIP Funds have been assumed by the Adviser.  Had those  expenses not been assumed, total return would have been lower and total fund expenses would have been 1.79% for the Diversified
     Assets  Fund,  1.76% for the Fixed Income Fund,  and 1.99% for the Growth  Fund.  There is no assurance  that
     USAllianz will continue this policy in the future.



EXAMPLES

o    The examples below should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.

o    The examples  assume you invested  $1,000 with annual payments based on a 15 year period certain payout under
     Annuity Option 6 with a 5% Assumed Investment Return.

o    For additional information, see Section 5 - "Expenses" and the accompanying fund prospectuses.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                                     1 YEAR             3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   $67                $89              $101              $143
-------------------------------------------------------------------------------------------------------------------
Franklin Aggressive Growth Securities Fund*            $68                $91              $104              $147
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         $65                $82               $90              $125
-------------------------------------------------------------------------------------------------------------------
Franklin Global Health Care Securities Fund            $67                $88              $100              $140
-------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund             $64                $81               $89              $124
-------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                              $65                $83               $92              $128
-------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        $64                $81               $89              $124
-------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund              $67                $88              $100              $140
-------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund                             $65                $83               $91              $127
-------------------------------------------------------------------------------------------------------------------
Franklin Natural Resources Securities Fund             $66                $85               $96              $134
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                              $65                $84               $93              $130
-------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund              $67                $88              $100              $140
-------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund                            $63                $77               $82              $114
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                $67                $88               $99              $140
-------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund*                   $69                $93              $107              $152
-------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                          $65                $82               $90              $125
-------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund                         $67                $89              $102              $144
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2005                       $66                $85               $95              $133
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010                       $66                $85               $95              $133
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                       $69                $94              $108              $154
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          $67                $89              $100              $141
-------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio*            $74               $108              $131              $187
-------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio*        $72               $103              $123              $175
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                          $67                $89              $101              $142
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           $73               $107              $128              $183
-------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund                $66                $87               $97              $137
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       $68                $90              $103              $146
-------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                $68                $90              $103              $145
-------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund         $70                $96              $112              $159
-------------------------------------------------------------------------------------------------------------------
USAllianz Aggressive Growth Fund*                      $73               $106              $128              $183
-------------------------------------------------------------------------------------------------------------------
USAllianz American Growth Fund*                        $73               $105              $126              $180
-------------------------------------------------------------------------------------------------------------------
USAllianz Capital Growth Fund*                         $73               $105              $126              $180
-------------------------------------------------------------------------------------------------------------------
USAllianz Comstock Fund*                               $72               $103              $123              $176
-------------------------------------------------------------------------------------------------------------------
USAllianz Growth and Income Fund*                      $72               $103              $123              $176
-------------------------------------------------------------------------------------------------------------------
USAllianz Strategic Growth Fund*                       $74               $107              $129              $185
-------------------------------------------------------------------------------------------------------------------


                                                     1 YEAR              3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund                  $69                $93              $108               $153
-------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund                        $67                $87               $98               $139
-------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund                              $68                $91              $104               $147
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio*              $69                $93              $108               $153
-------------------------------------------------------------------------------------------------------------------

*Estimated


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                     1 YEAR              3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   $21                $57               $88              $140
-------------------------------------------------------------------------------------------------------------------
Franklin Aggressive Growth Securities Fund*            $21                $59               $91              $144
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         $18                $49               $76              $122
-------------------------------------------------------------------------------------------------------------------
Franklin Global Health Care Securities Fund            $20                $56               $86              $137
-------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund             $18                $49               $76              $121
-------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                              $18                $51               $78              $125
-------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        $18                $49               $76              $121
-------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund              $20                $56               $86              $137
-------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund                             $18                $50               $78              $124
-------------------------------------------------------------------------------------------------------------------
Franklin Natural Resources Securities Fund             $19                $53               $82              $131
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                              $18                $51               $79              $126
-------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund              $20                $56               $86              $137
-------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund                            $16                $44               $69              $110
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                $20                $56               $86              $136
-------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund*                   $22                $61               $94              $149
-------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                          $18                $49               $76              $122
-------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund                         $21                $57               $88              $140
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2005                       $19                $53               $82              $130
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010                       $19                $53               $81              $129
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                       $22                $62               $95              $150
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          $20                $56               $87              $138
-------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio*            $28                $77              $118              $184
-------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio*        $26                $72              $110              $172
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                          $20                $57               $87              $139
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           $27                $75              $115              $180
-------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund                $20                $54               $84              $133
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       $21                $58               $90              $143
-------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                $21                $58               $90              $142
-------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund         $23                $64               $99              $156
-------------------------------------------------------------------------------------------------------------------
USAllianz Aggressive Growth Fund*                      $27                $75              $115              $180
-------------------------------------------------------------------------------------------------------------------
USAllianz American Growth Fund*                        $27                $74              $113              $177
-------------------------------------------------------------------------------------------------------------------
USAllianz Capital Growth Fund*                         $27                $74              $113              $177
-------------------------------------------------------------------------------------------------------------------
USAllianz Comstock Fund*                               $26                $72              $110              $173
-------------------------------------------------------------------------------------------------------------------
USAllianz Growth and Income Fund*                      $26                $72              $110              $173
-------------------------------------------------------------------------------------------------------------------
USAllianz Strategic Growth Fund*                       $28                $76              $116              $182
-------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund                  $22                $61               $94              $149
-------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund                        $20                $55               $85              $135
-------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund                              $21                $59               $91              $144
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio*              $22                $61               $94              $149
-------------------------------------------------------------------------------------------------------------------

* Estimated

1. THE VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among 39 Variable Options, and, depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Portfolio(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Preferred Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Preferred Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Franklin Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.

We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

JOINT OWNER/JOINT ANNUITANT

 If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Preferred Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

3. ANNUITY PAYMENTS
   (THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS

Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Variable Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.

If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment),

2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6),

3) the Assumed Investment Return (AIR), a benchmark you select, and

4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN


We base your Annuity Payments on the Assumed Investment Return. You can choose either a 5% or 3% per year AIR. If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.


ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Preferred Life agrees to provide it.

OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected specified period, we will continue to make Annuity Payments to the Beneficiary for the rest of the specified period. This option can only be elected as a variable payout. OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.


4.  PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT


The Purchase Payment is the money you put into the Contract. The minimum payment Preferred Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. We will not issue a Contract if either the Annuitant or the Joint Annuitant is over age 90.


This product is not designed for market timers.


ALLOCATION OF PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the Franklin Money Market Fund. It will be moved to the Fixed Payment Option on the day that we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices at any one time (which includes the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we reserve the right to allocate your Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.

VIP UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Variable Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units.


5. INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers Variable Options, which invest in Portfolios of AIM Variable
Insurance Funds, Franklin Templeton Variable Insurance Products Trust, The
Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and
Van Kampen Life Investment Trust. The Contract also offers a Fixed Payment
Option of Preferred Life. Additional Portfolios may be available in the future.

YOU SHOULD READ THE ACCOMPANYING FUND PROSPECTUSES (WHICH ARE ATTACHED TO THIS
PROSPECTUS) CAREFULLY BEFORE INVESTING. The funds invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, a Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. The operation of the funds and the various risks associated with the funds are described in the attached fund prospectuses.

AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Products
Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products
Trust, and Van Kampen Life Investment Trust are the funds underlying your Contract. Each Portfolio has its own investment objective.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton
Variable Insurance Products Trust. Only Class 1 shares are available with your
Contract.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.


The following is a list of the Portfolios available under the Contract and the investment advisers and sub-advisers for each Portfolio:

AVAILABLE PORTFOLIOS                             INVESTMENT ADVISERS              INVESTMENT SUB-ADVISERS
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund                             A I M Advisors, Inc.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund       Franklin Advisers, Inc.
Franklin Global Communications Securities Fund   Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund      Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund       Franklin Advisers, Inc.
Franklin High Income Fund                        Franklin Advisers, Inc.
Franklin Income Securities Fund                  Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund        Franklin Advisers, Inc.
Franklin Money Market Fund                       Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund       Franklin Advisers, Inc.
Franklin Real Estate Fund                        Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund        Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                      Franklin Advisers, Inc.
Franklin Small Cap Fund                          Franklin Advisers, Inc.
Franklin Technology Securities Fund              Franklin Advisers, Inc.
Franklin U.S. Government Fund                    Franklin Advisers, Inc.
Franklin Value Securities Fund                   Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                 Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                 Franklin Advisers, Inc.
Mutual Discovery Securities Fund
  (capital appreciation)                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund
  (capital appreciation with
   income as a secondary goal)                   Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                    Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
Templeton Global Income Securities Fund          Franklin Advisers, Inc.
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
Templeton International Securities Fund          Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund   Templeton Investment Counsel, Inc.

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio       Prudential Investments Fund
                                                   Management LLC                 Jennison Associates LLC
SP Strategic Partners Focused Growth Portfolio   Prudential Investments Fund
                                                   Management LLC                 Jennison Associates LLC


USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz Aggressive Growth Fund                 USAllianz Advisers, LLC          Van Kampen Investment Advisory Corp.
USAllianz American Growth Fund                   USAllianz Advisers, LLC          Fred Alger Management, Inc.
USAllianz Capital Growth Fund                    USAllianz Advisers, LLC          Van Kampen Investment Advisory Corp.
USAllianz Comstock Fund                          USAllianz Advisers, LLC          Van Kampen Asset Management Inc.
USAllianz Growth and Income Fund                 USAllianz Advisers, LLC          Van Kampen Asset Management Inc.
USAllianz Strategic Growth Fund                  USAllianz Advisers, LLC          Fred Alger Mangement, Inc.
USAllianz VIP Diversified Assets Fund            Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                  Allianz of America, Inc.
USAllianz VIP Growth Fund                        Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio         Van Kampen Asset Management, Inc.


Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain Portfolios may also be sold directly to Qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options. Preferred Life currently allows you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 12 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.

The following applies to any transfer:

1. You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFERS


You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

VOTING PRIVILEGES

We are the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION


Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a Variable Option if marketing or tax considerations or investment considerations warrant.


6. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES


Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.


MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of a Variable Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

                CONTRACT YEAR            CHARGE
                -------------------------------
                      1                    5%
                      2                    5%
                      3                    4%
                      4                    3%
                      5                    2%
              6 (& thereafter)             1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

INCOME TAXES


Preferred Life reserves the right to deduct from the Contract for any income taxes which may incur because of the Contract. Currently, we are not making any such deductions.


PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


7. TAXES
--------------------------------------------------------------------------------

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Preferred Life has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

LIQUIDATIONS - NON-QUALIFIED CONTRACTS

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a surrender or as Annuity Payments. When you make a surrender from your Contract, you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 591/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.


The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate Annuity Payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Preferred Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Preferred Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal). PARTIAL LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


LIQUIDATIONS - QUALIFIED CONTRACTS


The Internal Revenue Service has issued new proposed regulations regarding required distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a) distributions made on or after the date you reach of age 59 1/2;

(b) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e) distributions made on account of an IRS levy upon the Qualified Contract;

(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Preferred Life will not transfer or pay such amounts to another IRA or tax qualified plan.


DEATH BENEFITS

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


If you have chosen Annuity Option 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.


Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Preferred Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. PARTIAL LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. Preferred Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Preferred Life will require you to return your Contract before we pay the entire commuted value. CURRENTLY, ANNUITY OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY LIQUIDATION YOU MAKE.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares are not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


9. PERFORMANCE
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a unit by dividing the increase (decrease) for that unit by the value of the unit at the beginning of the period.

This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised - see the accompanying fund prospectuses for more information. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Option invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.


We may in the future also advertise yield information. If we do, we will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.


10. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from the state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:

1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.


11. OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the State of New York. Preferred Life is authorized to do business in six states, including New York, and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life, 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options

(also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.


DISTRIBUTION


USAllianz Investor Services, LLC, 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life and an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker-dealers are also paid a trail commission of up to
 .40% of the remaining payout value that remains under your Annuity Option invested in a Portfolio (trail commissions are not paid on amounts invested in the Fixed Payment Option.) We (by agreement with the broker-dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Preferred Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).


ADMINISTRATION


We have hired Delaware Valley Financial Services, Inc. (USAllianz Service Center), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Portfolios, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Preferred or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.



--------------------------------------------------------------------------------
Privacy Notice

This notice describes the privacy policy and practices followed by Preferred Life and affiliated companies. Your privacy is a high priority for us. Our business is to provide our customers with high-quality insurance products and services. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. We are committed to maintaining the privacy of this information in accordance with applicable law.

CATEGORIES OF NON-PUBLIC INFORMATION THAT WE COLLECT

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

CATEGORIES OF NON-PUBLIC INFORMATION THAT WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE SUCH INFORMATION

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Preferred Life insurance and annuity products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Preferred Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

INFORMATION ABOUT FORMER CUSTOMERS

Non-public information about our former customers is maintained by Preferred Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION

If you have any questions about our privacy policy, please write to us at Preferred Life Insurance Company of New York, 152 West 57th Street, 18th Floor, New York, NY 10019.
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS

The consolidated financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
---------------------------------------
Company.............................  2
Experts ............................  2
Legal Opinions .....................  2
Distributor ........................  2
Calculation of Performance Data ....  2
Federal Tax Status .................  6
Annuity Provisions ................. 11
Financial Statements ............... 11

APPENDIX A
--------------------------------------------------------------------------------

ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. Preferred Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are two illustrations. The first is based on a 3% AIR, and the second is based on a 5% AIR.


The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an average annual rate of 0.92% of the average daily net assets of the Portfolio. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.30%, 3.57%, and 9.43%, respectively.



                                        VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                                  ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:              1/1/1932                                  EFFECTIVE DATE:                   12/1/2001
ANNUITY INCOME OPTION:      Single Life Annuity                       FIRST ANNUITY INCOME DATE:        1/1/2002
PREMIUM TAX:                0%                                        FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                      ASSUMED INVESTMENT RETURN:        3%


The amount of monthly  variable  annuity  income  shown in the table  below and the graph that  follows  assumes a constant annual investment  return. The amount of variable annuity income that you actually receive will depend on the  investment  performance of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 3% AIR.  Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).


                                             MONTHLY ANNUITY PAYMENTS
                                       ANNUAL RATE OF RETURN BEFORE EXPENSES:            0%          6%        12%
ANNUITY INCOME DATE           AGE      ANNUAL RATE OF RETURN AFTER EXPENSES:         -2.30%       3.57%      9.43%
-------------------------------------------------------------------------------------------------------------------
January 1, 2002               70                                                       $622        $625       $628
January 1, 2003               71                                                        590         628        667
January 1, 2004               72                                                        559         632        709
January 1, 2005               73                                                        531         635        753
January 1, 2006               74                                                        503         639        800
January 1, 2011               79                                                        387         657      1,083
January 1, 2016               84                                                        297         675      1,466
January 1, 2021               89                                                        228         694      1,984
January 1, 2026               94                                                        175         713      2,686


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.


                            Monthly Payment Amount
         ----------------------------------------------------------------
                        -2.30%               3.57%              9.43%
                     Annual Rate         Annual Rate         Annual Rate
                      of Return           of Return           of Return
      Year          After Expenses      After Expenses     After Expenses
-------------------------------------------------------------------------

       1               $ 622               $ 625               $ 628
       2                 590                 628                 667
       3                 559                 632                 709
       4                 531                 635                 753
       5                 503                 639                 800
       6                 478                 642                 850
       7                 453                 646                 903
       8                 430                 649                 959
       9                 408                 653               1,019
      10                 387                 657               1,083
      11                 367                 660               1,151
      12                 348                 664               1,222
      13                 330                 667               1,299
      14                 313                 671               1,380
      15                 297                 675               1,466
      16                 282                 679               1,557
      17                 267                 682               1,655
      18                 253                 686               1,758
      19                 240                 690               1,868
      20                 228                 694               1,984
      21                 216                 697               2,108
      22                 205                 701               2,240
      23                 195                 705               2,380
      24                 185                 709               2,528
      25                 175                 713               2,686


                                        VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                                  ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:              1/1/1932                                  EFFECTIVE DATE:                   12/1/2001
ANNUITY INCOME OPTION:      Single Life Annuity                       FIRST ANNUITY INCOME DATE:        1/1/2002
PREMIUM TAX:                0%                                        FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                      ASSUMED INVESTMENT RETURN:        5%


The amount of monthly  variable  annuity  income  shown in the table  below and the graph that  follows  assumes a constant annual investment  return. The amount of variable annuity income that you actually receive will depend on the  investment  performance of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 5% AIR.  Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).


                                             MONTHLY ANNUITY PAYMENTS
                                       ANNUAL RATE OF RETURN BEFORE EXPENSES:            0%          6%        12%
ANNUITY INCOME DATE           AGE      ANNUAL RATE OF RETURN AFTER EXPENSES:         -2.30%       3.57%      9.43%
-------------------------------------------------------------------------------------------------------------------
January 1, 2002               70                                                       $739        $742       $746
January 1, 2003               71                                                        687         732        777
January 1, 2004               72                                                        639         722        810
January 1, 2005               73                                                        595         712        844
January 1, 2006               74                                                        554         703        880
January 1, 2011               79                                                        386         656      1,082
January 1, 2016               84                                                        269         612      1,330
January 1, 2021               89                                                        188         572      1,636
January 1, 2026               94                                                        131         534      2,011


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.


                              Monthly Payment Amount
         ----------------------------------------------------------------
                        -2.30%               3.57%               9.43%
                     Annual Rate         Annual Rate         Annual Rate
                      of Return           of Return           of Return
     Year           After Expenses      After Expenses     After Expenses
-------------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 687                 732                 777
       3                 639                 722                 810
       4                 595                 712                 844
       5                 554                 703                 880
       6                 515                 693                 917
       7                 479                 684                 956
       8                 446                 674                 996
       9                 415                 665               1,038
      10                 386                 656               1,082
      11                 359                 647               1,128
      12                 334                 638               1,175
      13                 311                 629               1,225
      14                 290                 621               1,276
      15                 269                 612               1,330
      16                 251                 604               1,386
      17                 233                 596               1,445
      18                 217                 588               1,506
      19                 202                 580               1,569
      20                 188                 572               1,636
      21                 175                 564               1,705
      22                 163                 556               1,776
      23                 151                 549               1,851
      24                 141                 541               1,930
      25                 131                 534               2,011

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       AND
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   MAY 1, 2001



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019, (800)542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2001 AND AS MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS
CONTENTS                               PAGE
-------------------------------------------
Company................................   2
Experts................................   2
Legal Opinions.........................   2
Distributor............................   2
Calculation of Performance Data........   2
Federal Tax Status.....................   6
Annuity Provisions.....................  11
Financial Statements...................  11







                                                               PVIP SAI 05/2001

COMPANY
--------------------------------------------------------------------------------

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 2000, included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.



LEGAL OPINIONS
--------------------------------------------------------------------------------


Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.



DISTRIBUTOR
--------------------------------------------------------------------------------


USAllianz Investor Services, LLC, an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.



CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN


From time to time, the Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                                  P(1+T)n = ERV



where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

YIELD


The Franklin Money Market Fund. The Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/00, the Franklin Money Market Fund had a current yield of 4.82% and an effective yield of 4.93%.


Other Variable Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((a-b) + 1)6 - 1]
                                      ----
                                       cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;


b = expenses accrued for the period (net of reimbursements, if applicable);


c = the average daily number of units outstanding during the period;


d = the maximum offering price per unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).

PERFORMANCE RANKING


Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).


From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION


Total returns reflect all aspects of a Portfolio's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Portfolio's value over the period.

The Portfolios have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects unit values, the following performance information was developed. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options of the Separate Account. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.


The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.



STANDARDIZED TOTAL RETURN

Average Annual Total Return for the period ended December 31, 2000

                                               INCEPTION      ONE          THREE         FIVE         TEN       SINCE
VARIABLE OPTION                                   DATE        YEAR         YEAR          YEAR         YEAR    INCEPTION
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                             11/11/99     -21.59%            NA           NA          NA     -11.58%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST - CLASS 1
   Franklin Aggressive Growth Securities1        5/1/00          NA            NA           NA          NA     -24.80%
   Franklin Global Communications Securities1   1/24/89     -33.78%        -0.06%        5.66%       7.89%       8.25%
   Franklin Global Health Care Securities1/2     5/1/98      70.18%            NA           NA          NA      20.25%
   Franklin Growth and Income Securities1       1/24/89      16.36%         7.41%       11.94%      11.99%       9.76%
   Franklin High Income                         1/24/89     -14.21%        -5.60%        0.77%       7.11%       5.01%
   Franklin Income Securities1                  1/24/89      18.11%         4.65%        7.74%      11.31%       9.24%
   Franklin Large Cap Growth Securities1         5/1/96       4.29%        17.10%           NA          NA      17.32%
   Franklin Money Market                        1/24/89       4.93%        + Seven Day Effective Yield
   Franklin Natural Resources Securities1/2     1/24/89      34.59%         8.90%        1.14%       3.69%       3.41%
   Franklin Real Estate1/2                      1/24/89      30.12%        -0.41%        9.02%      11.95%       8.95%
   Franklin Rising Dividends Securities1        1/27/92      19.37%         3.87%       12.47%          NA       9.50%
   Franklin S&P 500 Index1                      11/1/99      -9.74%            NA           NA          NA      -4.86%
   Franklin Small Cap1                          11/1/95     -15.78%        16.89%       18.67%          NA      18.34%
   Franklin Technology Securities1               5/1/00          NA            NA           NA          NA     -24.90%
   Franklin U.S. Government                     3/14/89      10.27%         4.50%        4.68%       6.22%       6.26%
   Franklin Value Securities1                    5/1/98      23.49%            NA           NA          NA      -1.70%
   Franklin Zero Coupon - 2005                  3/14/89      11.00%         4.56%        4.25%       8.36%       8.34%
   Franklin Zero Coupon - 2010                  3/14/89      17.07%         4.57%        4.75%       9.52%       9.21%
   Mutual Discovery Securities1                 11/8/96       8.92%         7.59%           NA          NA      10.13%
   Mutual Shares Securities1                    11/8/96      12.04%         7.34%           NA          NA       9.97%
   Templeton Asset Strategy1/3                   5/1/95      -2.55%         0.61%        5.80%          NA       6.16%
   Templeton Developing Markets Securities1/3   3/15/94     -30.48%        -6.42%       -2.43%          NA      -2.41%
   Templeton Global Income Securities           1/24/89       2.87%         0.30%        1.97%       3.87%       4.60%
   Templeton Growth Securities1                 3/15/94       0.33%         8.77%       11.49%          NA      10.34%
   Templeton International Securities1/3        1/27/92      -6.24%         6.82%       10.23%          NA       8.99%
   Templeton International Smaller Companies1    5/1/96      -2.40%         1.04%           NA          NA       2.39%
THE PRUDENTIAL SERIES FUND, INC.
   SP Jennison International Growth            12/15/00          NA            NA           NA          NA      -0.41%
   SP Strategic Partners Focused Growth        12/15/00          NA            NA           NA          NA      -5.14%
USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST
   USAllianz VIP Diversified Assets            11/11/99       2.07%            NA           NA          NA       3.33%
   USAllianz VIP Fixed Income                  11/11/99      10.16%            NA           NA          NA       6.48%
   USAllianz VIP Growth                        11/11/99     -11.52%            NA           NA          NA      -4.44%
----------------------------------------------------------------------------------------------------------------------

+ For the seven-day period ending on 12/31/00,  the Franklin Money Market Fund had a current yield of 4.82% and an effective yield of 4.93%.

1 Ongoing stock market volatility can dramatically change the funds' short-term  performance;  current results may differ.

2 These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3 Performance  prior to the 5/1/00 merger reflects the historical  performance of the Templeton Asset  Allocation,
  Developing Markets and International Funds, respectively.

There is no performance  shown for the USAllianz  Aggressive  Growth,  USAllianz  American Growth,  USAllianz Capital
Growth,  USAllianz  Comstock,  USAllianz Growth and Income,  USAllianz  Strategic Growth, and Van Kampen LIT Emerging
Growth Sub-Accounts because they were first offered under the Contract on May 1, 2001.


The Company may also present performance information computed on a different basis.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period.


ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Portfolios, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.


Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.



PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of a deferred annuity contract into another deferred annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.



TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

QUALIFIED PLANS


The Contracts offered by this Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.


A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - IRA CONTRACTS

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions

(a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2;

(b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary;

(d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care;

(e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.);

(f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year;

(g) distributions made on account of an IRS levy upon the Qualified Contract;
    and

(h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and


(2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account.



Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Unisex Annuity Tables are utilized by the Company. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Annuity Calculation Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. For each Sub-Account, the fixed number of Annuity Units is multiplied by the Annuity Unit value on each subsequent annuity payment date. This result is the dollar amount of the payment for each Sub-Account.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments.


FIXED ANNUITY PAYOUT

Annuity payments from the Fixed Payment Option will be equal payments unless otherwise specified by the Annuity Option selected.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited financial statements of the Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000 is also included herein.

                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 2000

                                        ----------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                      KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                                                       Alger           Franklin
                                                                                       Alger          American        Aggressive
                                                                        AIM           American       Leveraged          Growth
                                                                    V.I. Growth        Growth          AllCap         Securities
                                                                       Fund          Portfolio       Portfolio           Fund
                                                                    --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $3,349           1,452           1,147             460
                                                                    --------------------------------------------------------------
      Total assets .........................................           3,349           1,452           1,147             460
                                                                    ==============================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               4               4               5               2
                                                                    --------------------------------------------------------------
    Total liabilities ......................................               4               4               5               2
                                                                    --------------------------------------------------------------
    Net assets .............................................          $3,345           1,448           1,142             458
                                                                    ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $3,054           1,188             867             438
    Contracts in accumulation period - Valuemark IV (note 6)             291             260             275              20
    Contracts in annuity payment period (note 2) ...........              --              --              --              --
                                                                    --------------------------------------------------------------
Total contract owners' equity ..............................          $3,345           1,448           1,142             458
                                                                    ==============================================================

  * Investment shares ......................................             135              31              30              61
    Investments at cost ....................................          $4,546           1,859           1,660             626

                                                                                      Franklin      Franklin
                                                                   Franklin Global     Global       Growth and       Franklin
                                                                   Communications    Health Care      Income           High
                                                                    Securities       Securities     Securities        Income
                                                                       Fund             Fund           Fund            Fund
                                                                   ---------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $43,111           3,222          69,700          16,266
                                                                   ---------------------------------------------------------
      Total assets .........................................          43,111           3,222          69,700          16,266
                                                                   =========================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Total liabilities ......................................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Net assets .............................................         $43,011           3,280          69,612          16,242
                                                                   =========================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $41,997           2,875          67,196          15,147
    Contracts in accumulation period - Valuemark IV (note 6)           1,014             405           2,275           1,095
    Contracts in annuity payment period (note 2) ...........              --              --             141              --
                                                                   ---------------------------------------------------------
Total contract owners' equity ..............................         $43,011           3,280          69,612          16,242
                                                                   =========================================================

  * Investment shares ......................................           3,347             190           4,062           1,905
    Investments at cost ....................................         $58,351           2,554          66,809          23,643

                 See accompanying notes to financial statements.

                                       2
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       Franklin                          Franklin
                                                                     Franklin          Large Cap       Franklin           Natural
                                                                      Income            Growth          Money            Resources
                                                                     Securities       Securities        Market           Securities
                                                                       Fund              Fund            Fund               Fund
                                                                     --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
      Total assets .........................................           44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Total liabilities ....................................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Net assets ...........................................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $43,031           25,664           22,687             3,334
    Contracts in accumulation period - Valuemark IV (note 6)            1,228            2,838              574               228
    Contracts in annuity payment period (note 2) ...........               95               --               --                --
                                                                     --------------------------------------------------------------
Total contract owners' equity ..............................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================

  * Investment shares ......................................            3,030            1,356           23,206               241
    Investments at cost ....................................          $45,892           22,134           23,206             3,130

                                                                                      Franklin
                                                                      Franklin          Rising          Franklin
                                                                        Real          Dividends         S&P 500
                                                                       Estate         Securities         Index
                                                                        Fund             Fund             Fund
                                                                      -----------------------------------------
Assets:
    Investments at net asset value* ........................           $9,951           35,144            2,287
                                                                      -----------------------------------------
      Total assets .........................................            9,951           35,144            2,287
                                                                      -----------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                6              102                5
                                                                      -----------------------------------------
      Total liabilities ....................................                6              102                5
                                                                      -----------------------------------------
      Net assets ...........................................           $9,945           35,042            2,282
                                                                      =========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $9,803           33,131            1,929
    Contracts in accumulation period - Valuemark IV (note 6)              142            1,911              353
    Contracts in annuity payment period (note 2) ...........               --               --               --
                                                                      -----------------------------------------
Total contract owners' equity ..............................           $9,945           35,042            2,282
                                                                      =========================================

  * Investment shares ......................................              570            2,656              237
    Investments at cost ....................................           $9,985           35,480            2,459

                 See accompanying notes to financial statements.

                                       3
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                        Franklin         Franklin        Franklin
                                                                     Franklin          Technology          U.S.           Value
                                                                     Small Cap         Securities       Government      Securities
                                                                       Fund               Fund            Fund             Fund
                                                                     ---------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
      Total assets .........................................           19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Total liabilities ....................................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Net assets ...........................................          $19,031              489           43,212            1,031
                                                                     ===============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $17,715              436           41,854              558
    Contracts in accumulation period - Valuemark IV (note 6)            1,316               53            1,358              473
    Contracts in annuity payment period (note 2) ...........               --               --               --               --
                                                                     ---------------------------------------------------------------
Total contract owners' equity ..............................          $19,031              489           43,212            1,031
                                                                     ===============================================================

  * Investment shares ......................................              896               65            3,286              105
    Investments at cost ....................................          $16,734              673           43,325              838

                                                                      Franklin         Franklin         Mutual
                                                                        Zero             Zero          Discovery
                                                                       Coupon           Coupon        Securities
                                                                     Fund - 2005      Fund - 2010        Fund
                                                                     -------------------------------------------
Assets:
    Investments at net asset value* ........................           $6,029            3,986           10,824
                                                                     -------------------------------------------
      Total assets .........................................            6,029            3,986           10,824
                                                                     -------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               13                8               11
                                                                     -------------------------------------------
      Total liabilities ....................................               13                8               11
                                                                     -------------------------------------------
      Net assets ...........................................           $6,016            3,978           10,813
                                                                     ===========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $5,852            3,768           10,173
    Contracts in accumulation period - Valuemark IV (note 6)              102              210              640
    Contracts in annuity payment period (note 2) ...........               62               --               --
                                                                     -------------------------------------------
Total contract owners' equity ..............................           $6,016            3,978           10,813
                                                                     ===========================================

  * Investment shares ......................................              380              242              744
    Investments at cost ....................................           $5,909            3,840            8,971

                 See accompanying notes to financial statements.

                                       4
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                     Mutual           Templeton       Templeton          Templeton
                                                                     Shares             Asset         Developing       Global Income
                                                                   Securities         Strategy    Markets Securities     Securities
                                                                      Fund              Fund             Fund              Fund
                                                                   -----------------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
      Total assets .........................................          22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Total liabilities ....................................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Net assets ...........................................         $22,431            2,387            3,681            6,358
                                                                   =================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $19,922            2,328            3,482            6,208
    Contracts in accumulation period - Valuemark IV (note 6)           2,509               59              199              150
    Contracts in annuity payment period (note 2) ...........              --               --               --               --
                                                                   -----------------------------------------------------------------
Total contract owners' equity ..............................         $22,431            2,387            3,681            6,358
                                                                   =================================================================

  * Investment shares ......................................         1,577              124              703              553
    Investments at cost ....................................       $18,896            2,512            5,058            7,011

                                                                                                      Templeton
                                                                    Templeton        Templeton      International
                                                                     Growth        International       Smaller
                                                                   Securities        Securities       Companies
                                                                      Fund              Fund             Fund
                                                                   ----------------------------------------------
Assets:
    Investments at net asset value* ........................         $27,688           33,141              924
                                                                   ----------------------------------------------
      Total assets .........................................          27,688           33,141              924
                                                                   ----------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              23               18                4
                                                                   ----------------------------------------------
      Total liabilities ....................................              23               18                4
                                                                   ----------------------------------------------
      Net assets ...........................................         $27,665           33,123              920
                                                                   ==============================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $25,526           32,502              785
    Contracts in accumulation period - Valuemark IV (note 6)           2,101              621              135
    Contracts in annuity payment period (note 2) ...........              38               --               --
                                                                   ----------------------------------------------
Total contract owners' equity ..............................         $27,665           33,123              920
                                                                   ==============================================

  * Investment shares ......................................           2,012            1,765               86
    Investments at cost ....................................         $26,486          $36,696              958

                 See accompanying notes to financial statements.

                                       5
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                Templeton          USAllianz      USAllianz
                                                              Pacific Growth    VIP Diversified   VIP Fixed    USAllianz    Total
                                                                Securities          Assets         Income      VIP Growth    All
                                                                  Fund               Fund           Fund         Fund       Funds
                                                              ---------------------------------------------------------------------
Assets:
    Investments at net asset value* ........................     $ 3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
      Total assets .........................................       3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Total liabilities ....................................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Net assets ...........................................     $ 3,249              203            158          142       470,373
                                                              =====================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)     $ 3,174              180            136          126       447,066
    Contracts in accumulation period - Valuemark IV (note 6)          75               23             22           16        22,971
    Contracts in annuity payment period (note 2) ...........          --               --             --           --           336
                                                              ---------------------------------------------------------------------
Total contract owners' equity ..............................     $ 3,249              203            158          142       470,373
                                                              =====================================================================

  * Investment shares ......................................         431               15             20           16        54,076
    Investments at cost ....................................       3,558              163            210          152       484,323

                 See accompanying notes to financial statements.

                                       6
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                                                              Alger       Franklin
                                                                                               Alger         American     Aggressive
                                                                                AIM           American       Leveraged      Growth
                                                                            V.I. Growth        Growth          AllCap     Securities
                                                                               Fund           Portfolio      Portfolio       Fund
                                                                            --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................         $    --            --             --            --
                                                                            --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              46            16             18             1
           Valuemark IV .............................................               3             3              2             1
                                                                            --------------------------------------------------------
      Total expenses ................................................              49            19             20             2
                                                                            --------------------------------------------------------
      Investment income (loss), net .................................             (49)          (19)           (20)           (2)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             113           184            124            --
    Realized gains (losses) on sales of investments, net ............             (91)          (12)           (72)          (21)
                                                                            --------------------------------------------------------
           Realized gains (losses) on investments, net ..............              22           172             52           (21)
                                                                            --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................          (1,209)         (426)          (517)         (165)
                                                                            --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............          (1,187)         (254)          (465)         (186)
                                                                            --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............         $(1,236)         (273)          (485)         (188)
                                                                            ========================================================

                                                                                            Franklin      Franklin
                                                                           Franklin Global    Global      Growth and
                                                                           Communications   Health Care     Income
                                                                             Securities     Securities    Securities
                                                                                Fund           Fund          Fund
                                                                           ------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $  1,570             1          4,729
                                                                           ------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             930            22          1,168
           Valuemark IV .............................................              14             7             32
                                                                           ------------------------------------------
      Total expenses ................................................             944            29          1,200
                                                                           ------------------------------------------
      Investment income (loss), net .................................             626           (28)         3,529

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............          15,022            --          8,848
    Realized gains (losses) on sales of investments, net ............           1,366           226           (107)
                                                                           ------------------------------------------
           Realized gains (losses) on investments, net ..............          16,388           226          8,741
                                                                           ------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................         (40,791)          628         (2,394)
                                                                           ------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............         (24,403)          854          6,347
                                                                           ------------------------------------------
Net increase (decrease) in net assets from operations ...............        $(23,777)          826          9,876
                                                                           ==========================================

                 See accompanying notes to financial statements.

                                       7
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                            Franklin
                                                                               Franklin     Franklin        Large Cap     Franklin
                                                                                 High        Income          Growth        Money
                                                                                Income     Securities      Securities      Market
                                                                                 Fund         Fund            Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $   103        5,858            144         1,236
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              286          782            402           290
           Valuemark IV .............................................               17           19             35            13
                                                                               ----------------------------------------------------
      Total expenses ................................................              303          801            437           303
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (200)       5,057           (293)          933

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --        2,276          1,595            --
    Realized gains (losses) on sales of investments, net ............           (3,394)      (1,452)         1,785            --
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............           (3,394)         824          3,380            --
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................              718        1,755         (1,828)           --
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (2,676)       2,579          1,552            --
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $(2,876)       7,636          1,259           933
                                                                               ====================================================

                                                                               Franklin                    Franklin
                                                                               Natural       Franklin       Rising
                                                                              Resources        Real        Dividends
                                                                              Securities      Estate      Securities
                                                                                 Fund          Fund          Fund
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................           $   21          680          1,339
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               44          138            482
           Valuemark IV .............................................                4            2             26
                                                                              --------------------------------------
      Total expenses ................................................               48          140            508
                                                                              --------------------------------------
      Investment income (loss), net .................................              (27)         540            831

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --          405          6,098
    Realized gains (losses) on sales of investments, net ............              (61)        (413)        (1,646)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              (61)          (8)         4,452
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            1,012        2,015            462
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............              951        2,007          4,914
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............           $  924        2,547          5,745
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       8
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                               Franklin                      Franklin     Franklin
                                                                               S&P 500        Franklin      Technology      U.S.
                                                                                Index        Small Cap      Securities   Government
                                                                                Fund           Fund           Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $    1            --            --             45
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              26           316             2            626
           Valuemark IV .............................................               2            17             1             30
                                                                               ----------------------------------------------------
      Total expenses ................................................              28           333             3            656
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (27)         (333)           (3)          (611)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --         1,755            --             --
    Realized gains (losses) on sales of investments, net ............              (2)        2,760            (4)        (1,475)
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............              (2)        4,515            (4)        (1,475)
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            (181)       (8,010)         (181)         6,479
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............            (183)       (3,495)         (185)         5,004
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (210)       (3,828)         (188)         4,393
                                                                               ====================================================

                                                                               Franklin      Franklin     Franklin
                                                                                Value          Zero         Zero
                                                                              Securities      Coupon       Coupon
                                                                                 Fund       Fund - 2000  Fund - 2005
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................            $  3           644             6
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               6           135           147
           Valuemark IV .............................................               7             4             2
                                                                              --------------------------------------
      Total expenses ................................................              13           139           149
                                                                              --------------------------------------
      Investment income (loss), net .................................             (10)          505          (143)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --           119           153
    Realized gains (losses) on sales of investments, net ............              12        (3,190)          (98)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              12        (3,071)           55
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................             179         1,465           611
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............             191        (1,606)          666
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............            $181        (1,101)          523
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       9
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)


                                                                            Franklin         Mutual        Mutual        Templeton
                                                                              Zero         Discovery       Shares          Asset
                                                                             Coupon        Securities    Securities      Strategy
                                                                           Fund - 2010        Fund          Fund           Fund
                                                                           ---------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $    4            351           711             5
                                                                           ---------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            56            155           303            38
           Valuemark IV .............................................             4              9            34             1
                                                                           ---------------------------------------------------------
    Total expenses ..................................................            60            164           337            39
                                                                           ---------------------------------------------------------
    Investment income (loss), net ...................................           (56)           187           374           (34)
                                                                           ---------------------------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            68             --           615            --
    Realized gains (losses) on sales of investments, net ............          (259)           480           876           (67)
                                                                           ---------------------------------------------------------
           Realized gains (losses) on investments, net ..............          (191)           480         1,491           (67)
                                                                           ---------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           899            348           642             9
                                                                           ---------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           708            828         2,133           (58)
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets from operations ...............        $  652          1,015         2,507           (92)
                                                                           =========================================================

                                                                            Templeton
                                                                            Developing     Templeton     Templeton
                                                                             Markets     Global Income    Growth
                                                                           Securities     Securities    Securities
                                                                              Fund           Fund          Fund
                                                                           ---------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................       $    51             12           607
                                                                           ---------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            71            102           455
           Valuemark IV .............................................             2              2            30
                                                                           ---------------------------------------
    Total expenses ..................................................            73            104           485
                                                                           ---------------------------------------
    Investment income (loss), net ...................................           (22)           (92)          122
                                                                           ---------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            --             --         3,996
    Realized gains (losses) on sales of investments, net ............          (332)          (493)          405
                                                                           ---------------------------------------
           Realized gains (losses) on investments, net ..............          (332)          (493)        4,401
                                                                           ---------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................        (1,645)           701        (4,848)
                                                                           ---------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (1,977)           208          (447)
                                                                           ---------------------------------------
Net increase (decrease) in net assets from operations ...............       $(1,999)           116          (325)
                                                                           =======================================

                 See accompanying notes to financial statements.

                                       10
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                              Templeton
                                                                           Templeton        International    Templeton
                                                                         International         Smaller     Pacific Growth
                                                                           Securities         Companies      Securities
                                                                             Fund               Fund            Fund
                                                                         --------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................      $     26               19                7
                                                                         --------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................           528               15               67
           Valuemark IV .............................................             7               --                1
                                                                         --------------------------------------------------
      Total expenses ................................................           535               15               68
                                                                         --------------------------------------------------
      Investment income (loss), net .................................          (509)               4              (61)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............        11,167               --               --
    Realized gains (losses) on sales of investments, net ............          (206)              (7)          (1,602)
                                                                         --------------------------------------------------
           Realized gains (losses) on investments, net ..............        10,961               (7)          (1,602)
                                                                         --------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................       (13,460)             (28)             152
                                                                         --------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (2,499)             (35)          (1,450)
                                                                         --------------------------------------------------
Net increase (decrease) in net assets from operations ...............      $ (3,008)             (31)          (1,511)
                                                                         ==================================================


                                                                             USAllianz        USAllianz
                                                                          VIP Diversified     VIP Fixed     USAllianz       Total
                                                                              Assets            Income      VIP Growth       All
                                                                               Fund              Fund         Fund          Funds
                                                                          --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $  9                8            1           18,191
                                                                          --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             1                1            2            7,677
           Valuemark IV .............................................            --               --           --              331
                                                                          --------------------------------------------------------
      Total expenses ................................................             1                1            2            8,008
                                                                          --------------------------------------------------------
      Investment income (loss), net .................................             8                7           (1)          10,183

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             1               --            3           52,542
    Realized gains (losses) on sales of investments, net ............             3               --           --           (7,091)
                                                                          --------------------------------------------------------
           Realized gains (losses) on investments, net ..............             4               --            3           45,451
                                                                          --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           (19)              --           --          (57,627)
                                                                          --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (15)              --            3          (12,176)
                                                                          --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (7)               7            2           (1,993)
                                                                          ========================================================

                 See accompanying notes to financial statements.

                                       11
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                            AIM V.I.             Alger American
                                                                                          Growth Fund           Growth Portfolio
                                                                                   ------------------------------------------------
                                                                                     2000            1999      2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................      $   (49)            1       (19)           --
             Realized gains (losses) on investments, net .....................           22             9       172            --
             Net change in unrealized appreciation
               (depreciation) on investments .................................       (1,209)           13      (426)           20
                                                                                   ------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................       (1,236)           23      (273)           20
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          297            --       157            --
           Transfers between funds ...........................................        5,416           400     1,577           481
           Surrenders and terminations .......................................       (1,530)          (22)     (491)          (22)
           Rescissions .......................................................           (1)           --        --            --
           Other transactions (note 2) .......................................           (2)           --        (1)           --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................        4,180           378     1,242           459
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        2,944           401       969           479

Net assets at beginning of year ..............................................          401            --       479            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................      $ 3,345           401     1,448           479
                                                                                   ================================================

                                                                                    Alger American        Franklin Aggressive Growth
                                                                               Leveraged AllCap Portfolio      Securities Fund
                                                                               -----------------------------------------------------
                                                                                  2000            1999      2000              1999
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................  $  (20)             --        (2)             --
             Realized gains (losses) on investments, net .....................      52               9       (21)             --
             Net change in unrealized appreciation
               (depreciation) on investments .................................    (517)              4      (165)             --
                                                                               -----------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................    (485)             13      (188)             --
                                                                               -----------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     198              --        14              --
           Transfers between funds ...........................................   1,323             212       663              --
           Surrenders and terminations .......................................    (119)             --       (31)             --
           Rescissions .......................................................      --              --        --              --
           Other transactions (note 2) .......................................      --              --        --              --
                                                                               -----------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   1,402             212       646              --
                                                                               -----------------------------------------------------

Increase (decrease) in net assets ............................................     917             225       458              --

Net assets at beginning of year ..............................................     225              --        --              --
                                                                               -----------------------------------------------------

Net assets at end of year ....................................................  $1,142             225       458              --
                                                                               =====================================================

                 See accompanying notes to financial statements.

                                       12
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                Franklin Global Communications      Franklin Global Health Care
                                                                        Securities Fund                   Securities Fund
                                                                ----------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                                ----------------------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ...................      $    626            1,746             (28)              (7)
           Realized gains (losses) on investments, net .....        16,388           11,061             226              (69)
           Net change in unrealized appreciation
             (depreciation) on investments .................       (40,791)          10,895             628                6
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations .............................       (23,777)          23,702             826              (70)
                                                                ----------------------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments ...............................           591              722             173              356
           Transfers between funds .........................           333             (593)          1,886              164
           Surrenders and terminations .....................       (16,228)         (22,175)           (252)            (171)
           Rescissions .....................................            (2)             (11)             --               --
           Other transactions (note 2) .....................           (40)             (45)             --               --
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ..................       (15,346)         (22,102)          1,807              349
                                                                ----------------------------------------------------------------

Increase (decrease) in net assets ..........................       (39,123)           1,600           2,633              279

Net assets at beginning of year ............................        82,134           80,534             647              368
                                                                ----------------------------------------------------------------

Net assets at end of year ..................................      $ 43,011           82,134           3,280              647
                                                                ================================================================

                                                                                    Franklin Growth and          Franklin High
                                                                                   Income Securities Fund         Income Fund
                                                                                ---------------------------------------------------
                                                                                   2000             1999     2000             1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  3,529            2,370     (200)           7,066
           Realized gains (losses) on investments, net .......................     8,741           15,651   (3,394)              16
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (2,394)         (17,772)     718           (7,480)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     9,876              249   (2,876)            (398)
                                                                                ---------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments .................................................       313            1,180      103              495
           Transfers between funds ...........................................    (5,122)             231   (2,478)          (1,774)
           Surrenders and terminations .......................................   (20,562)         (29,342)  (6,483)          (8,636)
           Rescissions .......................................................       (28)              --       --               (6)
           Other transactions (note 2) .......................................       (41)             (56)     (11)             (18)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   (25,440)         (27,987)  (8,869)          (9,939)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (15,564)         (27,738) (11,745)         (10,337)

Net assets at beginning of year ..............................................    85,176          112,914   27,987           38,324
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $ 69,612           85,176   16,242           27,987
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       13
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                        Franklin Income         Franklin Large Cap
                                                                                        Securities Fund       Growth Securities Fund
                                                                                  --------------------------------------------------
                                                                                     2000           1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $  5,057          4,822      (293)          (228)
           Realized gains (losses) on investments, net .......................         824          2,921     3,380          1,016
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       1,755         (9,842)   (1,828)         5,588
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       7,636         (2,099)    1,259          6,376
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         201            865       547          1,016
           Transfers between funds ...........................................      (4,397)        (4,069)    4,416         11,961
           Surrenders and terminations .......................................     (15,104)       (20,924)   (5,964)        (7,150)
           Rescissions .......................................................          --             --        --            (27)
           Other transactions (note 2) .......................................         (28)           (43)      (13)           (11)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (19,328)       (24,171)   (1,014)         5,789
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (11,692)       (26,270)      245         12,165

Net assets at beginning of year ..............................................      56,046         82,316    28,257         16,092
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 44,354         56,046    28,502         28,257
                                                                                  ==================================================

                                                                                      Franklin          Franklin Natural Resources
                                                                                  Money Market Fund           Securities Fund
                                                                                ---------------------------------------------------
                                                                                 2000           1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $   933           897          (27)             1
           Realized gains (losses) on investments, net .......................       --            --          (61)          (770)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       --            --        1,012          1,633
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      933           897          924            864
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      142           485           43             73
           Transfers between funds ...........................................    4,204         5,597          153           (218)
           Surrenders and terminations .......................................   (7,185)      (13,090)        (671)        (1,194)
           Rescissions .......................................................      (16)          (39)          --             --
           Other transactions (note 2) .......................................       (9)          (12)          (2)            (2)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   (2,864)       (7,059)        (477)        (1,341)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (1,931)       (6,162)         447           (477)

Net assets at beginning of year ..............................................   25,192        31,354        3,115          3,592
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $23,261        25,192        3,562          3,115
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       14
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Franklin            Franklin Rising
                                                                                       Real Estate Fund    Dividends Securities Fund
                                                                                  --------------------------------------------------
                                                                                    2000            1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $    540            913       831            116
           Realized gains (losses) on investments, net .......................          (8)         1,434     4,452         11,890
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       2,015         (3,300)      462        (18,289)
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       2,547           (953)    5,745         (6,283)
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          70             87       316          1,082
           Transfers between funds ...........................................        (228)        (1,981)   (3,831)        (2,689)
           Surrenders and terminations .......................................      (2,489)        (3,470)  (10,146)       (16,665)
           Rescissions .......................................................          --             --        --             (3)
           Other transactions (note 2) .......................................          (5)            (8)      (21)           (32)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      (2,652)        (5,372)  (13,682)       (18,307)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................        (105)        (6,325)   (7,937)       (24,590)

Net assets at beginning of year ..............................................      10,050         16,375    42,979         67,569
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $  9,945         10,050    35,042         42,979
                                                                                  ==================================================

                                                                                       Franklin                    Franklin
                                                                                  S&P 500 Index Fund            Small Cap Fund
                                                                                ---------------------------------------------------
                                                                                 2000            1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  (27)           --           (333)          (148)
           Realized gains (losses) on investments, net .......................      (2)           --          4,515            488
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (181)           10         (8,010)        10,634
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................    (210)           10         (3,828)        10,974
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     313            --            506            727
           Transfers between funds ...........................................   2,000           521          4,219            665
           Surrenders and terminations .......................................    (306)          (45)        (4,791)        (4,324)
           Rescissions .......................................................      --            --             --             --
           Other transactions (note 2) .......................................      (1)           --            (11)            (8)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   2,006           476            (77)        (2,940)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   1,796           486         (3,905)         8,034

Net assets at beginning of year ..............................................     486            --         22,936         14,902
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $2,282           486         19,031         22,936
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       15
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Franklin Technology           Franklin
                                                                                        Securities Fund        U.S. Government Fund
                                                                                   -------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $    (3)           --         (611)        7,750
           Realized gains (losses) on investments, net .......................          (4)           --       (1,475)          (66)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        (181)           --        6,479        (9,210)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................        (188)           --        4,393        (1,526)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          57            --          150           904
           Transfers between funds ...........................................         661            --       (3,624)         (389)
           Surrenders and terminations .......................................         (41)           --      (11,223)      (17,918)
           Rescissions .......................................................          --            --           --           (23)
           Other transactions (note 2) .......................................          --            --          (24)          (33)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................         677            --      (14,721)      (17,459)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         489            --      (10,328)      (18,985)

Net assets at beginning of year ..............................................          --            --       53,540        72,525
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $   489            --       43,212        53,540
                                                                                   =================================================

                                                                                    Franklin Value           Franklin Zero Coupon
                                                                                    Securities Fund               Fund - 2000
                                                                                 -------------------------------------------------
                                                                                   2000          1999         2000          1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $  (10)           (6)          505         1,785
           Realized gains (losses) on investments, net .......................       12             4        (3,071)          223
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      179             8         1,465        (1,804)
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      181             6        (1,101)          204
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       33            79            33            69
           Transfers between funds ...........................................      261           299        (6,409)         (357)
           Surrenders and terminations .......................................     (110)          (27)       (3,678)       (3,722)
           Rescissions .......................................................       (1)           --           (21)           --
           Other transactions (note 2) .......................................       --            --            (4)           (6)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      183           351       (10,079)       (4,016)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      364           357       (11,180)       (3,812)

Net assets at beginning of year ..............................................      667           310        11,180        14,992
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $1,031           667            --        11,180
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       16
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                    Franklin Zero Coupon        Franklin Zero Coupon
                                                                                        Fund - 2005                 Fund - 2010
                                                                                   -------------------------------------------------
                                                                                     2000          1999         2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $  (143)          755         (56)          629
           Realized gains (losses) on investments, net .......................          55           150        (191)          219
           Net change in unrealized appreciation
             (depreciation) on investments ...................................         611        (1,492)        899        (1,784)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................         523          (587)        652          (936)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................           5            77          18           212
           Transfers between funds ...........................................         692          (457)       (383)         (612)
           Surrenders and terminations .......................................      (1,295)       (1,725)     (1,233)       (1,416)
           Rescissions .......................................................          --            --          --            --
           Other transactions (note 2) .......................................          (3)           (3)         (2)           (3)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (601)       (2,108)     (1,600)       (1,819)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         (78)       (2,695)       (948)       (2,755)

Net assets at beginning of year ..............................................       6,094         8,789       4,926         7,681
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $ 6,016         6,094       3,978         4,926
                                                                                   =================================================

                                                                                    Mutual Discovery             Mutual Shares
                                                                                    Securities Fund             Securities Fund
                                                                                 -------------------------------------------------
                                                                                   2000          1999          2000         1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $   187           169           374           318
           Realized gains (losses) on investments, net .......................       480            40         1,491           546
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       348         2,050           642         2,130
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     1,015         2,259         2,507         2,994
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       142           185           145         1,099
           Transfers between funds ...........................................       506          (727)       (1,296)          914
           Surrenders and terminations .......................................    (2,423)       (2,964)       (5,673)       (5,463)
           Rescissions .......................................................        --            --            --            (4)
           Other transactions (note 2) .......................................        (6)           (6)          (12)          (16)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................    (1,781)       (3,512)       (6,836)       (3,470)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      (766)       (1,253)       (4,329)         (476)

Net assets at beginning of year ..............................................    11,579        12,832        26,760        27,236
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $10,813        11,579        22,431        26,760
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       17
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Templeton Asset        Templeton Developing
                                                                                       Strategy Fund        Markets Securities Fund
                                                                                   ------------------------------------------------
                                                                                     2000          1999        2000         1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $   (34)         211          (22)          42
           Realized gains (losses) on investments, net .......................         (67)         236         (332)        (656)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           9         (253)      (1,645)       3,346
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................         (92)         194       (1,999)       2,732
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          25           54          141          234
           Transfers between funds ...........................................        (238)        (527)        (444)          76
           Surrenders and terminations .......................................        (657)        (700)      (1,643)      (1,436)
           Rescissions .......................................................          --           --           --           --
           Other transactions (note 2) .......................................          (2)          (3)          (3)          (5)
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (872)      (1,176)      (1,949)      (1,131)
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        (964)        (982)      (3,948)       1,601

Net assets at beginning of year ..............................................       3,351        4,333        7,629        6,028
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $ 2,387        3,351        3,681        7,629
                                                                                   ================================================

                                                                                 Templeton Global Income       Templeton Growth
                                                                                     Securities Fund           Securities Fund
                                                                                 -----------------------------------------------
                                                                                    2000         1999         2000         1999
                                                                                 -----------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (92)         780          122          299
           Realized gains (losses) on investments, net .......................       (493)        (290)       4,401        4,959
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        701       (1,395)      (4,848)       1,167
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................        116         (905)        (325)       6,425
                                                                                 -----------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         49           89          514          806
           Transfers between funds ...........................................       (452)        (664)          (9)         838
           Surrenders and terminations .......................................     (2,473)      (3,530)     (10,460)      (6,746)
           Rescissions .......................................................         --           --          (16)          (9)
           Other transactions (note 2) .......................................         (5)          (6)         (18)         (21)
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (2,881)      (4,111)      (9,989)      (5,132)
                                                                                 -----------------------------------------------

Increase (decrease) in net assets ............................................     (2,765)      (5,016)     (10,314)       1,293

Net assets at beginning of year ..............................................      9,123       14,139       37,979       36,686
                                                                                 -----------------------------------------------

Net assets at end of year ....................................................    $ 6,358        9,123       27,665       37,979
                                                                                 ===============================================

                 See accompanying notes to financial statements.

                                       18
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                   Templeton International   Templeton International
                                                                                      Securities Fund        Smaller Companies Fund
                                                                                  --------------------------------------------------
                                                                                    2000           1999        2000          1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (509)        2,122          4            15
           Realized gains (losses) on investments, net .......................      10,961         4,165         (7)          (47)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     (13,460)        4,247        (28)          245
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      (3,008)       10,534        (31)          213
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         246           281         74           136
           Transfers between funds ...........................................        (158)       (2,567)       (73)          (28)
           Surrenders and terminations .......................................     (11,088)      (15,365)      (251)         (217)
           Rescissions .......................................................         (12)          (11)        --            --
           Other transactions (note 2) .......................................         (21)          (28)        (1)           (1)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (11,033)      (17,690)      (251)         (110)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (14,041)       (7,156)      (282)          103

Net assets at beginning of year ..............................................      47,164        54,320      1,202         1,099
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 33,123        47,164        920         1,202
                                                                                  ==================================================

                                                                                 Templeton Pacific            USAllianz VIP
                                                                               Growth Securities Fund     Diversified Assets Fund
                                                                               --------------------------------------------------
                                                                                 2000          1999           2000       1999
                                                                               --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ..................................... $   (61)          (31)            8            --
           Realized gains (losses) on investments, net .......................  (1,602)       (2,409)            4            --
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     152         4,586           (19)           --
                                                                               --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................  (1,511)        2,146            (7)           --
                                                                               --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      24           110             5            --
           Transfers between funds ...........................................    (820)          485           430             2
           Surrenders and terminations .......................................  (1,723)       (2,132)         (227)           --
           Rescissions .......................................................      --            --            --            --
           Other transactions (note 2) .......................................      (3)           (6)           --            --
                                                                               --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................  (2,522)       (1,543)          208             2
                                                                               --------------------------------------------------

Increase (decrease) in net assets ............................................  (4,033)          603           201             2

Net assets at beginning of year ..............................................   7,282         6,679             2            --
                                                                               --------------------------------------------------

Net assets at end of year .................................................... $ 3,249         7,282           203             2
                                                                               ==================================================

                 See accompanying notes to financial statements.

                                       19
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                         USAllianz VIP             USAllianz VIP
                                                                                       Fixed Income Fund            Growth Fund
                                                                                   ------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $      7            --         (1)           --
           Realized gains (losses) on investments, net .......................           --            --          3            (2)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           --            --         --            --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................            7            --          2            (2)
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          102            --          7            --
           Transfers between funds ...........................................           52            22        164             2
           Surrenders and terminations .......................................           (3)          (22)       (31)           --
           Rescissions .......................................................           --            --         --            --
           Other transactions (note 2) .......................................           --            --         --            --
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................          151            --        140             2
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................          158            --        142            --

Net assets at beginning of year ..............................................           --            --         --            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $    158            --        142            --
                                                                                   ================================================


                                                                                      Total All Funds
                                                                                   ----------------------
                                                                                     2000          1999
                                                                                   ----------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $ 10,183        32,387
           Realized gains (losses) on investments, net .......................       45,451        50,728
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      (57,627)      (26,039)
                                                                                   ----------------------
             Net increase (decrease) in net assets
               from operations ...............................................       (1,993)       57,076
                                                                                   ----------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................        5,754        11,423
           Transfers between funds ...........................................       (1,006)        5,218
           Surrenders and terminations .......................................     (146,584)     (190,613)
           Rescissions .......................................................          (97)         (133)
           Other transactions (note 2) .......................................         (289)         (372)
                                                                                   ----------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (142,222)     (174,477)
                                                                                   ----------------------

Increase (decrease) in net assets ............................................     (144,215)     (117,401)

Net assets at beginning of year ..............................................      614,588       731,989
                                                                                   ----------------------

Net assets at end of year ....................................................     $470,373       614,588
                                                                                   ======================

                 See accompanying notes to financial statements.

                                       20
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements
December 31, 2000

1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                              Investment Adviser
---------                                              ------------------
AIM V.I. Growth Fund                                   AIM Advisors, Inc.
Alger American Growth Portfolio                        Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio              Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund             Franklin Advisers, Inc.
Franklin Global Communications Securities Fund         Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund            Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund             Franklin Advisers, Inc.
Franklin High Income Fund                              Franklin Advisers, Inc.
Franklin Income Securities Fund                        Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund              Franklin Advisers, Inc.
Franklin Money Market Fund                             Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund             Franklin Advisers, Inc.
Franklin Real Estate Fund                              Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund              Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                            Franklin Advisers, Inc.
Franklin Small Cap Fund                                Franklin Advisers, Inc.
Franklin Technology Securities Fund                    Franklin Advisers, Inc.
Franklin U.S. Government Fund                          Franklin Advisers, Inc.
Franklin Value Securities Fund                         Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                       Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund                       Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
SP Jennison International Growth Fund*                 Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund*             Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                          Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund           Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                Franklin Advisers, Inc.
Templeton Growth Securities Fund                       Templeton Global Advisors Limited
Templeton International Securities Fund                Franklin Advisers, Inc.
Templeton International Smaller Companies Fund         Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund               Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *                Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                      Allianz of America, Inc.
USAllianz VIP Growth Fund *                            Allianz of America, Inc.

*Portfolio contains class 2 shares which assess 12b-1 fees.

                                       21
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC , and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On December 15, 2000, the SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options. The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                       Prior Portfolio Name                               Effective Date
-----------------                                       --------------------                               --------------
Franklin Global Communications Securities Fund          Franklin Global Utilities Securities Fund          November 15, 1999
Franklin Real Estate Fund                               Franklin Real Estate Securities Fund               November 15, 1999
Franklin Rising Dividends Securities Fund               Franklin Rising Dividends Fund                     November 15, 1999
Franklin U.S. Government Fund                           Franklin U.S. Government Securities Fund           November 15, 1999
Franklin Large Cap Growth Securities Fund               Franklin Capital Growth Fund                       December 15, 1999
Franklin Growth and Income Securities Fund              Franklin Growth and Income Fund                    May 1, 2000
Templeton Asset Strategy Fund                           Templeton Global Asset Allocation Fund             May 1, 2000
Templeton Developing Markets Securities Fund            Templeton Developing Markets Equity Fund           May 1, 2000
Templeton Growth Securities Fund                        Templeton Global Growth Fund                       May 1, 2000
Templeton International Securities Fund                 Templeton International Equity Fund                May 1, 2000
Templeton Pacific Growth Securities Fund                Templeton Pacific Growth Fund                      May 1, 2000

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.

                                       22
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2000 and 1999 were $359,370 and $443,591, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

                                Contingent Deferred Sales Charge
Years Since                     --------------------------------
Payment                         Valuemark II        Valuemark IV
-------                         ------------        ------------
0-1                             5%                  6%
1-2                             5%                  6%
2-3                             4%                  6%
3-4                             3%                  5%
4-5                             1.5%                4%
5-6                             0%                  3%
6-7                             0%                  2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $632,789 and $961,794, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 2000 and 1999 were $6,330 and $4,250, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers (to)/from the Fixed Accounts were ($1,006,130) and $5,218,108 for the years ended December 31, 2000 and 1999, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

                                       23
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                                Cost of                 Proceeds from
Portfolio                                                      Purchases                    Sales
--------                                                     --------------             --------------
AIM V.I. Growth Fund                                                $ 5,636                    $ 1,387
Alger American Growth Portfolio                                       2,943                      1,532
Alger American Leveraged AllCap Portfolio                             2,845                      1,334
Franklin Aggressive Growth Securities Fund                              960                        314
Franklin Global Communications Securities Fund                       18,135                     17,714
Franklin Global Health Care Securities Fund                           3,003                      1,287
Franklin Growth and Income Securities Fund                           14,124                     27,110
Franklin High Income Fund                                             1,633                     10,688
Franklin Income Securities Fund                                       8,233                     20,056
Franklin Large Cap Growth Securities Fund                             6,567                      6,278
Franklin Money Market Fund                                           35,483                     37,477
Franklin Natural Resources Securities Fund                            1,404                      1,897
Franklin Real Estate Fund                                             1,549                      3,254
Franklin Rising Dividends Securities Fund                            10,599                     17,261
Franklin S&P 500 Index Fund                                           2,581                        597
Franklin Small Cap Fund                                               9,427                      8,088
Franklin Technology Securities Fund                                   2,967                      2,290
Franklin U.S. Government Fund                                         2,010                     17,319
Franklin Value Securities Fund                                          337                        164
Franklin Zero Coupon Fund - 2005                                      1,052                      1,634
Franklin Zero Coupon Fund - 2010                                      1,388                      2,974
Mutual Discovery Securities Fund                                      1,466                      3,058
Mutual Shares Securities Fund                                         4,960                     10,782
Templeton Asset Strategy Fund                                            92                        998
Templeton Developing Markets Securities Fund                            496                      2,459
Templeton Global Income Securities Fund                                  47                      3,002
Templeton Growth Securities Fund                                      5,584                     11,442
Templeton International Securities Fund                              12,384                     12,750
Templeton International Smaller Companies  Fund                         824                      1,070
Templeton Pacific Growth Securities Fund                             12,700                     15,276
USAllianz VIP Diversified Assets Fund                                   445                        230
USAllianz VIP Fixed Income Fund                                         156                          4
USAllianz VIP Growth Fund                                               770                        610

                                       24
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                      AIM V.I                Alger American
                                                    Growth Fund             Growth Portfolio
                                             ---------------------------------------------------
                                             Dollars          Units      Dollars          Units
                                             ---------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $     1            --       $    --            --
  Transfers between funds .............          396            38           394            38
  Surrenders and terminations .........          (22)           (2)          (22)           (2)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $   375            36       $   372            36
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $    58             5       $     7             1
  Transfers between funds .............        5,252           447         1,507           137
  Surrenders and terminations .........       (1,514)         (135)         (476)          (44)
  Rescissions .........................           (1)           --            --            --
  Other transactions ..................           (2)           --            (1)           --
                                             ---------------------------------------------------

Total net contract transactions - 2000       $ 3,793           317       $ 1,037            94
                                             ===================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --            --       $    --            --
  Transfers between funds .............            4            --            87             8
  Surrenders and terminations .........           --            --            --            --
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $     4            --       $    87             8
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $   238            21       $   150            14
  Transfers between funds .............          165            14            70             8
  Surrenders and terminations .........          (16)           (2)          (15)           (1)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ===================================================

Total net contract transactions - 2000       $   387            33       $   205            21
                                             ===================================================

                                                  Alger American           Franklin Aggressive
                                             Leveraged AllCap Portfolio   Growth Securities Fund
                                            ----------------------------------------------------
                                               Dollars          Units      Dollars        Units
                                            ----------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............            212            18            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $   212            18       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    24             2       $     4            --
  Transfers between funds .............          1,129            86           642            61
  Surrenders and terminations .........           (111)          (10)          (31)           (3)
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 2000         $ 1,042            78       $   615            58
                                            ====================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............             --            --            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $    --            --       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $   174            16       $    10             1
  Transfers between funds .............            194            16            21             2
  Surrenders and terminations .........             (8)           (1)           --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ====================================================

Total net contract transactions - 2000         $   360            31       $    31             3
                                            ====================================================

                                       25
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global             Franklin Global              Franklin
                                                  Communications                Health Care            Growth and Income
                                                  Securities Fund             Securities Fund           Securities Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars           Units     Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    218             8      $      8             1      $    579            22
  Transfers between funds .............         (714)          (26)          376            37          (747)          (31)
  Surrenders and terminations .........      (22,111)         (735)         (158)          (17)      (29,258)       (1,094)
  Rescissions .........................           (8)           --            --            --            --            --
  Other transactions ..................          (45)           (2)           --            --           (56)           (2)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(22,660)         (755)     $    226            21      $(29,482)       (1,105)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    160             4      $    105             7      $    230             9
  Transfers between funds .............            1            --         1,838           137        (5,250)         (215)
  Surrenders and terminations .........      (16,184)         (451)         (210)          (14)      (20,371)         (760)
  Rescissions .........................           (2)           --            --            --           (28)           (1)
  Other transactions ..................          (39)           (1)           (1)           --           (41)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(16,064)         (448)     $  1,732           130      $(25,460)         (968)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    504            17      $    348            38      $    601            23
  Transfers between funds .............          131             4          (212)          (25)          983            37
  Surrenders and terminations .........          (64)           (2)          (13)           (2)          (84)           (3)
  Rescissions .........................           (3)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    568            19      $    123            11      $  1,500            57
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    431            11      $     68             5      $     83             3
  Transfers between funds .............          332             9            48             3           128             5
  Surrenders and terminations .........          (44)           (1)          (41)           (3)         (190)           (7)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (1)           --            --            --            (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $    718            19      $     75             5      $     20             1
                                            =================================================================================


                                                 Franklin High
                                                  Income Fund
                                            -----------------------
                                             Dollars         Units
                                            -----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $    129             6
  Transfers between funds .............        (2,280)         (106)
  Surrenders and terminations .........        (8,584)         (406)
  Rescissions .........................            (6)           --
  Other transactions ..................           (18)           (1)
                                            -----------------------

Total net contract transactions - 1999:      $(10,759)         (507)
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     91             5
  Transfers between funds .............        (2,608)         (122)
  Surrenders and terminations .........        (6,296)         (312)
  Rescissions .........................            --            --
  Other transactions ..................           (11)           (1)
                                            -----------------------

Total net contract transactions - 2000       $ (8,824)         (430)
                                            =======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    366            17
  Transfers between funds .............           506            24
  Surrenders and terminations .........           (52)           (3)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 1999:      $    820            38
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     12             1
  Transfers between funds .............           129             7
  Surrenders and terminations .........          (186)           (9)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 2000       $    (45)           (1)
                                            =======================

                                       26
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                             Franklin Large
                                                Franklin Income                Cap Growth               Franklin Money
                                                Securities Fund              Securities Fund              Market Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars         Units       Dollars          Units      Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    307            12      $    360            22      $    392            26
  Transfers between funds .............       (4,558)         (185)       11,623           710         4,334           299
  Surrenders and terminations .........      (20,888)         (841)       (7,100)         (422)      (13,073)         (896)
  Rescissions .........................           --            --            --            --           (39)           (3)
  Other transactions ..................          (42)           (1)          (11)           (1)          (12)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(25,181)       (1,015)     $  4,872           309      $ (8,398)         (575)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     79             3      $    125             6      $     81             5
  Transfers between funds .............       (4,226)         (174)        3,336           154         5,282           462
  Surrenders and terminations .........      (14,870)         (574)       (5,854)         (266)       (7,234)         (598)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................          (28)           (2)          (12)           (1)           (9)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(19,045)         (747)     $ (2,405)         (107)     $ (1,881)         (132)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    558            23      $    656            40      $     92             6
  Transfers between funds .............          485            20           338            21         1,256            86
  Surrenders and terminations .........          (36)           (1)          (50)           (3)          (17)           (1)
  Rescissions .........................           --            --           (27)           (2)           --            --
  Other transactions ..................           (1)           --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $  1,006            42      $    917            56      $  1,331            91
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    122             5      $    422            19      $     61             4
  Transfers between funds .............         (171)           (7)        1,080            48        (1,078)          (72)
  Surrenders and terminations .........         (234)           (9)         (110)           (5)           49             3
  Rescissions .........................           --            --            --            --           (15)           (1)
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (283)          (11)     $  1,391            62      $   (983)          (66)
                                            =================================================================================

                                                Franklin
                                            Natural Resources
                                             Securities Fund
                                           ----------------------
                                           Dollars         Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     12             1
  Transfers between funds .............        (210)          (28)
  Surrenders and terminations .........      (1,192)         (120)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 1999:    $ (1,392)         (147)
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      5            --
  Transfers between funds .............         146             7
  Surrenders and terminations .........        (667)          (53)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 2000     $   (518)          (46)
                                           ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     61             6
  Transfers between funds .............          (8)           (1)
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     51             5
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $     38             3
  Transfers between funds .............           7             1
  Surrenders and terminations .........          (4)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $     41             4
                                           ======================

                                       27
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                Franklin
                                                  Franklin Real              Rising Dividends           Franklin S&P 500
                                                   Estate Fund               Securities Fund               Index Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     34             1      $    304            15      $     --            --
  Transfers between funds .............       (2,005)          (90)       (3,111)         (157)          521            51
  Surrenders and terminations .........       (3,470)         (153)      (16,595)         (826)          (45)           (4)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (8)           --           (31)           (1)           --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (5,449)         (242)     $(19,433)         (969)     $    476            47
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     44             2      $    154             8      $     31             3
  Transfers between funds .............         (228)          (13)       (3,980)         (214)        1,886           183
  Surrenders and terminations .........       (2,472)         (102)      (10,095)         (527)         (294)          (29)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (5)           --           (20)           (1)           (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $ (2,661)         (113)     $(13,941)         (734)     $  1,622           157
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     53             2      $    778            39      $     --            --
  Transfers between funds .............           24             1           419            21            --            --
  Surrenders and terminations .........           --            --           (70)           (4)           --            --
  Rescissions .........................           --            --            (3)           --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     77             3      $  1,123            56      $     --            --
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     26             1      $    162             9      $    282            28
  Transfers between funds .............           --            --           149             8           113            11
  Surrenders and terminations .........          (17)           (1)          (51)           (3)          (11)           (1)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $      9            --      $    259            14      $    384            38
                                            =================================================================================


                                                Franklin Small
                                                  Cap Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    100             6
  Transfers between funds .............          962            27
  Surrenders and terminations .........       (4,302)         (262)
  Rescissions .........................           --            --
  Other transactions ..................           (8)           --
                                            ----------------------

Total net contract transactions - 1999:     $ (3,248)         (229)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    194             6
  Transfers between funds .............        3,629           116
  Surrenders and terminations .........       (4,708)         (161)
  Rescissions .........................           --            --
  Other transactions ..................          (11)           --
                                            ----------------------

Total net contract transactions - 2000      $   (896)          (39)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    627            38
  Transfers between funds .............         (297)          (18)
  Surrenders and terminations .........          (22)           (1)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    308            19
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    312            11
  Transfers between funds .............          590            20
  Surrenders and terminations .........          (83)           (3)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $    819            28
                                            ======================

                                       28
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin
                                                   Technology                Franklin U.S.              Franklin Value
                                                 Securities Fund            Government Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units     Dollars          Units       Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    406            22      $      7             1
  Transfers between funds .............           --            --        (1,792)          (96)          116            16
  Surrenders and terminations .........           --            --       (17,825)         (951)           (9)           (1)
  Rescissions .........................           --            --            (2)           --            --            --
  Other transactions ..................           --            --           (33)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $(19,246)       (1,026)     $    114            16
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      7             1      $     60             3      $     12             1
  Transfers between funds .............          639            62        (2,606)         (140)          280            33
  Surrenders and terminations .........          (42)           (5)      (11,050)         (577)          (84)          (10)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................           --            --           (24)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $    604            58      $(13,620)         (715)     $    207            24
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    498            27      $     72            10
  Transfers between funds .............           --            --         1,403            76           183            24
  Surrenders and terminations .........           --            --           (93)           (5)          (18)           (2)
  Rescissions .........................           --            --           (21)           (1)           --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $  1,787            97      $    237            32
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     50             5      $     90             5      $     21             3
  Transfers between funds .............           22             2        (1,018)          (53)          (19)           (2)
  Surrenders and terminations .........            1            --          (173)           (9)          (26)           (3)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $     73             7      $ (1,101)          (57)     $    (24)           (2)
                                            ================================================================================

                                                 Franklin
                                                Zero Coupon
                                                Fund - 2000
                                            ----------------------
                                            Dollars         Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     35             2
  Transfers between funds .............         (565)          (27)
  Surrenders and terminations .........       (3,720)         (178)
  Rescissions .........................           --            --
  Other transactions ..................           (6)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (4,256)         (204)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     33             2
  Transfers between funds .............       (6,149)         (349)
  Surrenders and terminations .........       (3,634)         (169)
  Rescissions .........................          (21)           (1)
  Other transactions ..................           (4)           --
                                            ----------------------

Total net contract transactions - 2000      $ (9,775)         (517)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     34             2
  Transfers between funds .............          208            10
  Surrenders and terminations .........           (2)           --
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    240            12
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     --            --
  Transfers between funds .............         (260)          (12)
  Surrenders and terminations .........          (44)           (2)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $   (304)          (14)
                                            ======================

                                       29
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin                 Franklin
                                                 Zero Coupon              Zero Coupon               Mutual Discovery
                                                 Fund - 2005              Fund - 2010               Securities Fund
                                            ---------------------------------------------------------------------------
                                            Dollars         Units     Dollars         Units     Dollars         Units
                                            ---------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    40            2      $    55            2      $    72            6
  Transfers between funds .............        (466)         (20)        (572)         (22)        (869)         (76)
  Surrenders and terminations .........      (1,720)         (72)      (1,410)         (55)      (2,954)        (247)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (3)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $(2,149)         (90)     $(1,930)         (75)     $(3,757)        (317)
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     4           --      $    12           --      $    65            4
  Transfers between funds .............         686           25         (381)         (14)         460           33
  Surrenders and terminations .........      (1,295)         (54)      (1,228)         (49)      (2,387)        (163)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (2)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $  (608)         (29)     $(1,599)         (63)     $(1,868)        (126)
                                            ===========================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    37            2      $   157            6      $   113           10
  Transfers between funds .............           9           --          (40)          (2)         142           12
  Surrenders and terminations .........          (5)          --           (6)          --          (10)          (1)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $    41            2      $   111            4      $   245           21
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     1           --      $     6           --      $    77            5
  Transfers between funds .............           6           --           (2)          --           46            3
  Surrenders and terminations .........          --           --           (5)          --          (36)          (2)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $     7           --      $    (1)          --      $    87            6
                                            ===========================================================================


                                              Mutual Shares
                                             Securities Fund
                                           --------------------
                                           Dollars       Units
                                           --------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $   193           15
  Transfers between funds .............        424           28
  Surrenders and terminations .........     (5,409)        (426)
  Rescissions .........................         (4)          --
  Other transactions ..................        (16)          (2)
                                           --------------------

Total net contract transactions - 1999:    $(4,812)        (385)
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $   133           10
  Transfers between funds .............     (1,889)        (143)
  Surrenders and terminations .........     (5,444)        (401)
  Rescissions .........................         --           --
  Other transactions ..................        (11)          (1)
                                           --------------------

Total net contract transactions - 2000     $(7,211)        (535)
                                           ====================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $   906           71
  Transfers between funds .............        490           39
  Surrenders and terminations .........        (54)          (4)
  Rescissions .........................         --           --
  Other transactions ..................         --           --
                                           --------------------

Total net contract transactions - 1999:    $ 1,342          106
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $    12            1
  Transfers between funds .............        593           42
  Surrenders and terminations .........       (229)         (17)
  Rescissions .........................         --           --
  Other transactions ..................         (1)          --
                                           --------------------

Total net contract transactions - 2000     $   375           26
                                           ====================

                                       30
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Templeton                   Templeton                  Templeton
                                                 Asset Strategy             Developing Markets           Global Income
                                                      Fund                   Securities Fund            Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     39             3      $     49             5      $     31             2
  Transfers between funds .............         (552)          (41)          170             9          (679)          (39)
  Surrenders and terminations .........         (699)          (51)       (1,401)         (147)       (3,529)         (208)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (3)           (1)           (5)           (1)           (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (1,215)          (90)     $ (1,187)         (134)     $ (4,183)         (245)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     19             1      $     43             4      $     17             1
  Transfers between funds .............         (236)          (17)         (471)          (46)         (455)          (28)
  Surrenders and terminations .........         (655)          (47)       (1,642)         (162)       (2,473)         (152)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (2)           --            (3)           --            (5)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (874)          (63)     $ (2,073)         (204)     $ (2,916)         (179)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     15             1      $    185            18      $     58             3
  Transfers between funds .............           25             2           (94)           (9)           15             1
  Surrenders and terminations .........           (1)           --           (35)           (4)           (1)           --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     39             3      $     56             5      $     72             4
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      6            --      $     98            10      $     32             2
  Transfers between funds .............           (2)           --            27             2             3            --
  Surrenders and terminations .........           (2)           --            (1)           --            --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $      2            --      $    124            12      $     35             2
                                            ================================================================================


                                              Templeton Growth
                                              Securities Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    164             9
  Transfers between funds .............           33            --
  Surrenders and terminations .........       (6,730)         (388)
  Rescissions .........................           --            --
  Other transactions ..................          (21)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (6,554)         (380)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    140             8
  Transfers between funds .............         (131)           (8)
  Surrenders and terminations .........      (10,253)         (547)
  Rescissions .........................          (16)           (1)
  Other transactions ..................          (17)           (1)
                                            ----------------------

Total net contract transactions - 2000      $(10,277)         (549)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    642            37
  Transfers between funds .............          805            46
  Surrenders and terminations .........          (16)           (1)
  Rescissions .........................           (9)           (1)
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $  1,422            81
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    374            20
  Transfers between funds .............          122             7
  Surrenders and terminations .........         (207)          (11)
  Rescissions .........................           --            --
  Other transactions ..................           (1)           --
                                            ----------------------

Total net contract transactions - 2000      $    288            16
                                            ======================

                                       31
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   Templeton                   Templeton                   Templeton
                                                 International            International Smaller         Pacific Growth
                                                Securities Fund              Companies Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                            Dollars          Units       Dollars         Units      Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    145             8      $      4            --      $    102            10
  Transfers between funds .............       (2,577)         (136)           99             8           478            52
  Surrenders and terminations .........      (15,361)         (775)         (217)          (21)       (2,132)         (224)
  Rescissions .........................           (2)           --            --            --            --            --
  Other transactions ..................          (28)           (1)           (1)           --            (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(17,823)         (904)     $   (115)          (13)     $ (1,558)         (162)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    126             6      $      6             1      $     11             1
  Transfers between funds .............         (385)          (18)         (111)          (10)         (838)          (77)
  Surrenders and terminations .........      (11,075)         (513)         (242)          (21)       (1,723)         (186)
  Rescissions .........................          (12)           (1)           --            --            --            --
  Other transactions ..................          (21)           (1)           (1)           --            (3)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $(11,367)         (527)     $   (348)          (30)     $ (2,553)         (262)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    136             7      $    132            12      $      8             1
  Transfers between funds .............           10             1          (127)          (12)            6             1
  Surrenders and terminations .........           (4)           --            --            --            --            --
  Rescissions .........................           (9)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    133             8      $      5            --      $     14             2
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    120             6      $     68             6      $     13             1
  Transfers between funds .............          227             9            38             3            18            --
  Surrenders and terminations .........          (13)           (1)           (9)           (1)           --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------
Total net contract transactions - 2000      $    334            14      $     97             8      $     31             1
                                            ================================================================================

                                                USAllianz
                                             VIP Diversified
                                               Assets Fund
                                           ----------------------
                                           Dollars        Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............           2            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $      2            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      1            --
  Transfers between funds .............         410            39
  Surrenders and terminations .........        (225)          (22)
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $    186            17
                                           ======================
        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............          --            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     --            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      4            --
  Transfers between funds .............          20             2
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------
Total net contract transactions - 2000     $     22             2
                                           ======================

                                       32
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                      USAllianz                    USAllianz
                                                      VIP Fixed                    VIP Growth                    Total
                                                        Fund                         Fund                      All Funds
                                            ------------------------------------------------------------------------------------
                                             Dollars            Units      Dollars           Units       Dollars         Units
                                            ------------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   3,786            207
  Transfers between funds .............            22              2              2             --         (1,533)           253
  Surrenders and terminations .........           (22)            (2)            --             --       (189,958)        (9,526)
  Rescissions .........................            --             --             --             --            (61)            (3)
  Other transactions ..................            --             --             --             --           (370)           (17)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $       2             --      $(188,136)        (9,086)
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     100             10      $       1             --      $   2,182            119
  Transfers between funds .............            32              2            152             16         (2,637)           412
  Surrenders and terminations .........            (1)            --            (31)            (3)      (144,871)        (7,120)
  Rescissions .........................            --             --             --             --            (82)            (4)
  Other transactions ..................            --             --             --             --           (285)           (12)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $     131             12      $     122             13      $(145,693)        (6,605)
                                            ====================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   7,637            456
  Transfers between funds .............            --             --             --             --          6,751            367
  Surrenders and terminations .........            --             --             --             --           (655)           (37)
  Rescissions .........................            --             --             --             --            (72)            (4)
  Other transactions ..................            --             --             --             --             (2)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $      --             --      $  13,659            782
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $       2             --      $       6              1      $   3,571            217
  Transfers between funds .............            20              2             12              1          1,630             79
  Surrenders and terminations .........            (2)            --             --             --         (1,709)           (89)
  Rescissions .........................            --             --             --             --            (15)            (1)
  Other transactions ..................            --             --             --             --             (6)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $      20              2      $      18              2      $   3,471            206
                                            ====================================================================================

                                       33
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES

A summary of accumulation units outstanding, accumulation units, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                                   Valuemark II
                                                    --------------------------------------------------------------------------------
                                                                   Accumulation
                                                                      Units                                          Ratio of
                                                    ------------------------------------------         Net           Expenses
                                                      Outstanding      Unit           Total           Assets        to Average
                                                    (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                    --------------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................             353        $ 8.691          -21.6%       $  3,054           2.23%
  1999(1) ....................................              36         11.084           10.8             397           2.13+

Alger American Growth Portfolio
December 31,
  2000 .......................................             130          9.180          -16.0           1,188           2.19
  1999(1) ....................................              36         10.922            9.2             391           2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................              96          9.014          -25.9             867           2.30
  1999(1) ....................................              18         12.160           21.6             225           2.33+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................              58          7.519          -24.8             438           2.30+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................           1,640         25.770          -33.8          41,997           1.92
  1999 .......................................           2,088         38.917           37.5          81,263           1.91
  1998 .......................................           2,843         28.308            9.6          80,480           1.90
  1997 .......................................           3,699         25.818           25.0          95,497           1.90
  1996 .......................................           4,998         20.654            5.6         103,225           1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................             176         16.364           70.2           2,875           2.18
  1999 .......................................              47          9.615           -9.4             450           2.22
  1998(3) ....................................              26         10.610            6.1             275           2.24+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................           2,216         30.424           16.4          67,196           1.90
  1999 .......................................           3,184         26.147           -0.3          83,242           1.89
  1998 .......................................           4,289         26.226            6.8         112,466           1.89
  1997 .......................................           4,952         24.551           26.0         121,570           1.89
  1996 .......................................           5,070         19.490           12.6          98,821           1.90

Franklin High Income Fund
December 31,
  2000 .......................................             845         17.930          -14.2          15,147           1.97
  1999 .......................................           1,276         20.900           -1.5          26,674           1.94
  1998 .......................................           1,783         21.208           -0.5          37,806           1.93
  1997 .......................................           2,110         21.312           10.0          44,963           1.93
  1996 .......................................           2,164         19.375           12.3          41,921           1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                                Accumulation
                                                                    Units                                         Ratio of
                                                   ----------------------------------------          Net          Expenses
                                                     Outstanding     Unit           Total           Assets        to Average
                                                   (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................            33        $ 8.682          -21.7%       $    291           2.32%
  1999(1) ....................................            --         11.083           10.8               4           2.22+

Alger American Growth Portfolio
December 31,
  2000 .......................................            28          9.170          -16.0             260           2.28
  1999(1) ....................................             8         10.921            9.2              88           2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................            31          9.005          -25.9             275           2.39
  1999(1) ....................................            --         12.159           21.6              --           2.42+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................             3          7.514          -24.9              20           2.39+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................            40         25.518          -33.8           1,014           2.01
  1999 .......................................            21         38.572           37.4             792           2.00
  1998 .......................................             2         28.082            9.5              54           1.99
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................            23         16.324           70.0             405           2.27
  1999 .......................................            19          9.601           -9.5             197           2.31
  1998(3) ....................................             8         10.604            6.0              93           2.33+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................            75         30.099           16.3           2,275           1.99
  1999 .......................................            74         25.891           -0.4           1,929           1.98
  1998 .......................................            17         25.993            6.7             448           1.98
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin High Income Fund
December 31,
  2000 .......................................            61         17.739          -14.3           1,095           2.06
  1999 .......................................            63         20.695           -1.5           1,313           2.03
  1998 .......................................            25         21.020           -0.6             518           2.02
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

                                       34
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                              Valuemark II
                                                --------------------------------------------------------------------------------
                                                               Accumulation
                                                                  Units                                          Ratio of
                                                ------------------------------------------         Net           Expenses
                                                  Outstanding      Unit           Total           Assets        to Average
                                                (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................           1,502        $28.728           18.1%        $ 43,031           1.90%
  1999 ...................................           2,248         24.323           -3.2           54,683           1.90
  1998 ...................................           3,263         25.122            0.2           81,970           1.89
  1997 ...................................           3,991         25.065           15.5          100,025           1.90
  1996 ...................................           4,519         21.708            9.7           98,109           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................           1,217         21.085            4.3           25,664           2.18
  1999 ...................................           1,325         20.218           29.8           26,784           2.17
  1998 ...................................           1,016         15.574           18.6           15,825           2.18
  1997 ...................................             622         13.130           16.7            8,167           2.17
  1996(2) ................................             225         11.254           12.5            2,529           2.17+

Franklin Money Market Fund
December 31,
  2000 ...................................           1,461         15.526            4.5           22,687           1.95
  1999 ...................................           1,593         14.860            3.3           23,673           1.93
  1998 ...................................           2,168         14.386            3.8           31,188           1.85
  1997 ...................................           2,155         13.865            3.8           29,881           1.85
  1996 ...................................           2,433         13.359            3.7           32,508           1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             222         14.928           34.6            3,334           2.07
  1999 ...................................             268         11.092           30.4            2,983           2.06
  1998 ...................................             415          8.505          -26.4            3,536           2.04
  1997 ...................................             458         11.559          -20.1            5,299           2.09
  1996 ...................................             566         14.467            2.5            8,189           2.05

Franklin Real Estate Fund
December 31,
  2000 ...................................             353         27.827           30.1            9,803           2.00
  1999 ...................................             466         21.386           -7.4            9,946           1.98
  1998 ...................................             708         23.107          -18.0           16,340           1.94
  1997 ...................................             942         28.169           19.0           26,532           1.94
  1996 ...................................             859         23.668           31.0           20,335           1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................           1,473         22.497           19.4           33,131           2.18
  1999 ...................................           2,207         18.846          -11.0           41,590           2.15
  1998 ...................................           3,176         21.165            5.4           67,223           2.12
  1997 ...................................           3,489         20.074           31.2           70,041           2.14
  1996 ...................................           3,394         15.303           22.4           51,934           2.16

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................             44        $28.421           18.0%        $  1,228           1.99%
  1999 ...................................             56         24.084           -3.3            1,318           1.99
  1998 ...................................             14         24.898            0.1              346           1.98
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................            135         20.997            4.2            2,838           2.27
  1999 ...................................             73         20.152           29.7            1,473           2.26
  1998 ...................................             17         15.537           18.5              267           2.26
  1997 ...................................             --             --             --               --             --
  1996(2) ................................             --             --             --               --             --

Franklin Money Market Fund
December 31,
  2000 ...................................             37         15.363            4.4              574           2.04
  1999 ...................................            103         14.717            3.2            1,519           2.02
  1998 ...................................             12         14.260            3.7              166           1.94
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             15         14.769           34.5              228           2.16
  1999 ...................................             12         10.983           30.3              132           2.15
  1998 ...................................              7          8.430          -26.5               56           2.13
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Real Estate Fund
December 31,
  2000 ...................................              4         27.529           30.0              142           2.09
  1999 ...................................              4         21.176           -7.5              104           2.07
  1998 ...................................              1         22.901          -18.0               35           2.03
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................             86         22.317           19.3            1,911           2.27
  1999 ...................................             73         18.712          -11.0            1,353           2.24
  1998 ...................................             17         21.034            5.3              346           2.21
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

                                       35
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                        Valuemark II
                                          --------------------------------------------------------------------------------
                                                         Accumulation
                                                            Units                                          Ratio of
                                          ------------------------------------------         Net           Expenses
                                            Outstanding      Unit           Total           Assets        to Average
                                          (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                          --------------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................             205        $ 9.448           -9.7%       $  1,929           1.72%
  1999(1) .........................              47         10.467            4.7             486           1.95+

Franklin Small Cap Fund
December 31,
  2000 ............................             744         23.878          -15.8          17,715           2.17
  1999 ............................             783         28.353           94.2          22,163           2.17
  1998 ............................           1,012         14.600           -2.4          14,771           2.17
  1997 ............................             938         14.952           15.8          14,022           2.17
  1996(2) .........................             416         12.913           29.1           5,369           2.17+

Franklin Technology Securities Fund
December 31,
  2000(6) .........................              58          7.509          -24.9             436           2.39

Franklin U.S. Government Fund
December 31,
  2000 ............................           2,046         20.481           10.3          41,854           1.92
  1999 ............................           2,761         18.574           -2.3          51,251           1.91
  1998 ............................           3,787         19.014            5.9          71,990           1.90
  1997 ............................           4,844         17.947            7.8          86,937           1.90
  1996 ............................           6,017         16.650            2.2         100,185           1.91

Franklin Value Securities Fund
December 31,
  2000 ............................              60          9.553           23.5             558           2.24
  1999 ............................              35          7.736            0.2             261           2.21
  1998(3) .........................              19          7.717          -22.8             143           2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................             230         25.758           11.0           5,852           2.06
  1999 ............................             259         23.205           -7.2           6,008           2.05
  1998 ............................             349         25.003           11.0           8,739           1.80
  1997 ............................             345         22.532            9.8           7,772           1.80
  1996 ............................             428         20.517           -1.9           8,777           1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................             134         28.289           17.1           3,768           2.05
  1999 ............................             197         24.164          -13.5           4,745           2.05
  1998 ............................             272         27.920           12.9           7,588           1.80
  1997 ............................             292         24.740           15.0           7,220           1.80
  1996 ............................             348         21.522           -4.1           7,492           1.80

                                                                             Valuemark IV
                                                 -------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                 ---------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                 -------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................                   37        $ 9.438           -9.8%       $    353           1.81%
  1999(1) .........................                   --         10.465            4.7              --           2.04+

Franklin Small Cap Fund
December 31,
  2000 ............................                   56         23.767          -15.9           1,316           2.26
  1999 ............................                   28         28.247           94.0             773           2.26
  1998 ............................                    9         14.558           -2.4             131           2.26
  1997 ............................                   --             --             --              --             --
  1996(2) .........................                   --             --             --              --             --

Franklin Technology Securities Fund
December 31,
  2000(6) .........................                    7          7.505          -25.0              53           2.48

Franklin U.S. Government Fund
December 31,
  2000 ............................                   68         20.264           10.2           1,358           2.01
  1999 ............................                  125         18.394           -2.4           2,289           2.00
  1998 ............................                   28         18.847            5.9             535           1.99
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Value Securities Fund
December 31,
  2000 ............................                   51          9.530           23.4             473           2.33
  1999 ............................                   54          7.724            0.1             406           2.30
  1998(3) .........................                   22          7.713          -22.9             167           2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................                    4         25.489           10.9             102           2.15
  1999 ............................                    4         22.983           -7.3              86           2.14
  1998 ............................                    2         24.786           10.9              50           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................                    7         27.989           17.0             210           2.14
  1999 ............................                    7         23.929          -13.5             181           2.14
  1998 ............................                    3         27.674           12.8              93           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

                                       36
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                               Valuemark II
                                                 --------------------------------------------------------------------------------
                                                                Accumulation
                                                                   Units                                          Ratio of
                                                 ------------------------------------------         Net           Expenses
                                                   Outstanding      Unit           Total           Assets        to Average
                                                 (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                 --------------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................            685        $14.922            8.9%        $10,173           2.42%
  1999 .....................................            810         13.701           22.0          11,073           2.41
  1998 .....................................          1,127         11.226           -6.3          12,646           2.40
  1997 .....................................            924         11.983           17.7          11,070           2.46
  1996(4) ..................................             27         10.180            1.8             278           2.77+

Mutual Shares Securities Fund
December 31,
  2000 .....................................          1,344         14.831           12.0          19,922           2.20
  1999 .....................................          1,879         13.237           11.8          24,866           2.19
  1998 .....................................          2,264         11.837           -1.3          26,789           2.17
  1997 .....................................          1,823         11.993           16.1          21,858           2.20
  1996(4) ..................................             43         10.330            3.3             442           2.40+

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            165         14.040           -2.6           2,328           2.22
  1999 .....................................            228         14.408            6.0           3,294           2.22
  1998 .....................................            318         13.589           -1.4           4,317           2.24
  1997 .....................................            424         13.786           10.2           5,850           2.34
  1996 .....................................            300         12.514           18.2           3,759           2.26

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................            411          8.473          -30.5           3,482           2.96
  1999 .....................................            615         12.188           52.5           7,494           2.79
  1998 .....................................            749          7.993          -22.7           5,983           2.81
  1997 .....................................          1,160         10.340          -10.0          11,992           2.82
  1996 .....................................          1,042         11.487           19.9          11,970           2.89

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            363         17.112            2.9           6,208           2.12
  1999 .....................................            542         16.635           -7.1           9,013           2.05
  1998 .....................................            787         17.905            5.6          14,094           2.03
  1997 .....................................          1,072         16.957            1.0          18,177           2.02
  1996 .....................................          1,354         16.781            8.1          22,719           2.01

Templeton Growth Securities Fund
December 31,
  2000 .....................................          1,309         19.529            0.3          25,526           2.27
  1999 .....................................          1,859         19.466           19.4          36,188           2.28
  1998 .....................................          2,239         16.309            7.5          36,512           2.28
  1997 .....................................          2,594         15.176           11.9          39,364           2.28
  1996 .....................................          2,146         13.560           19.6          29,103           2.33

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................           44        $14.867            8.8%        $   640           2.51%
  1999 .....................................           38         13.662           21.9             506           2.50
  1998 .....................................           17         11.205           -6.4             186           2.49
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Mutual Shares Securities Fund
December 31,
  2000 .....................................          170         14.776           11.9           2,509           2.29
  1999 .....................................          144         13.199           11.7           1,894           2.28
  1998 .....................................           38         11.814           -1.4             447           2.26
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            4         13.968           -2.6              59           2.31
  1999 .....................................            4         14.347            5.9              57           2.31
  1998 .....................................            1         13.543           -1.5              16           2.33
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................           23          8.421          -30.5             199           3.05
  1999 .....................................           10         12.125           52.4             135           2.88
  1998 .....................................            5          7.958          -22.8              45           2.90
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            8         16.929            2.8             150           2.21
  1999 .....................................            6         16.472           -7.2             110           2.14
  1998 .....................................            2         17.746            5.5              45           2.12
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Growth Securities Fund
December 31,
  2000 .....................................          107         19.410            0.2           2,101           2.36
  1999 .....................................           91         19.364           19.3           1,791           2.37
  1998 .....................................           10         16.238            7.4             174           2.37
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

                                       37
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                 Valuemark II
                                                   --------------------------------------------------------------------------------
                                                                  Accumulation
                                                                     Units                                          Ratio of
                                                   ------------------------------------------         Net           Expenses
                                                     Outstanding      Unit           Total           Assets        to Average
                                                   (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................          1,507        $21.586          -6.2%         $32,502            2.27%
  1999 .......................................          2,034         23.022           24.9          46,821            2.30
  1998 .......................................          2,938         18.437            4.1          54,177            2.28
  1997 .......................................          4,063         17.711           10.1          71,965            2.29
  1996 .......................................          4,375         16.081           21.2          70,362            2.29

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................             70         11.166           -2.4             785            2.51
  1999 .......................................            101         11.441           22.2           1,155            2.51
  1998 .......................................            114          9.364          -13.5           1,065            2.50
  1997 .......................................            173         10.825           -2.9           1,875            2.46
  1996(2) ....................................             65         11.145           11.5             722            2.18+

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................            397          7.995          -26.8           3,174            2.50
  1999 .......................................            659         10.915           35.1           7,191            2.48
  1998 .......................................            821          8.078          -14.3           6,633            2.50
  1997 .......................................          1,251          9.431          -36.8          11,793            2.43
  1996 .......................................          1,751         14.932            9.6          26,148            2.39

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................             17         10.381            2.1             180            2.40
  1999(1) ....................................             --         10.170            1.7%              2            2.40+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................             13         10.742           10.2%            136            2.15
  1999(1) ....................................             --                            --              --            2.15+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................             13          9.496          -11.5%            126            2.30
  1999(1) ....................................             --                            --              --            2.30+

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................        30        $21.413          -6.3%         $   621            2.36%
  1999 .......................................        16         22.858           24.8             343            2.39
  1998 .......................................         8         18.322            4.0             143            2.37
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................        11         11.119           -2.5             135            2.60
  1999 .......................................         3         11.403           22.1              47            2.60
  1998 .......................................         3          9.342          -13.6              34            2.59
  1997 .......................................        --             --             --              --              --
  1996(2) ....................................        --             --             --              --              --

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................        10          7.931          -26.8              75            2.59
  1999 .......................................         8         10.838           35.0              82            2.57
  1998 .......................................         6          8.028          -14.4              46            2.59
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................         2         10.370            2.0         $    23            2.49
  1999(1) ....................................        --             --             --              --            2.49+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................         2         10.731           10.1%             22            2.24
  1999(1) ....................................        --             --             --              --            2.24+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................         2          9.486          -11.6%             16            2.39
  1999(1) ....................................        --             --             --              --            2.39+

  * For the year ended December 31, including the effect of the expenses of the underlying funds.
 **   Total return does not reflect payment of sales charge.
  +   Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from June 10, 1996 (fund commencement) to December 31, 1996.
(3)   Period from August 17, 1998 (fund commencement) to December 31, 1998.
(4)   Period from December 2, 1996 (fund commencement) to December 31, 1996.
(5)   Period from August 4, 1995 (fund commencement) to December 31, 1995.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.





                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 2000 and 1999

                                       -----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of income, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets

December 31, 2000 and 1999
(in thousands except share data)

Assets                                                       2000          1999
                                                           ---------------------
Investments:
   Fixed maturities, at market .......................     $ 55,055       47,988
   Equity securities, at market ......................        2,215        2,380
   Short-term securities .............................        2,256        1,947
   Policy loans ......................................            1            3
                                                           ---------------------
     Total investments ...............................       59,527       52,318
Cash .................................................        5,132        2,785
Receivables ..........................................        3,509        3,364
Reinsurance recoverables:
   Recoverable on future benefit reserves ............        1,917        1,718
   Recoverable on unpaid claims ......................        4,593        8,943
   Receivable on paid claims .........................        1,728        2,989
Deferred acquisition costs ...........................       16,730       22,751
Other assets .........................................        1,559        1,824
                                                           ---------------------
   Assets, exclusive of separate account assets ......       94,695       96,692
Separate account assets ..............................      470,577      614,649
                                                           ---------------------
   Total assets ......................................     $565,272      711,341
                                                           =====================

                 See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets (continued)

December 31, 2000 and 1999
(in thousands except share data)

                                                            2000          1999
                                                          ---------------------
Liabilities and Stockholder's Equity
Liabilities:
   Future benefit reserves:
      Life ..........................................     $  3,032        2,771
      Annuity .......................................        9,542        6,546
   Policy and contract claims .......................       17,062       25,990
   Unearned premiums ................................          551          652
   Other policyholder funds .........................          228          336
   Reinsurance payable ..............................        1,158        2,148
   Deferred income taxes ............................        5,216        6,853
   Accrued expenses and other liabilities ...........          147          745
   Commissions due and accrued ......................          513          737
   Payable to parent ................................        2,577        2,598
                                                          ---------------------
     Liabilities, exclusive of separate account
       liabilities ..................................       40,026       49,376
Separate account liabilities ........................      470,577      614,649
                                                          ---------------------
     Total liabilities ..............................      510,603      664,025
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares
     authorized, issued and outstanding .............        2,000        2,000
   Additional paid-in capital .......................       15,500       15,500
   Retained earnings ................................       36,862       31,115
   Accumulated other comprehensive (loss) income ....          307       (1,299)
                                                          ---------------------
     Total stockholder's equity .....................       54,669       47,316
Commitments and contingencies (notes 5 and 10)
                                                          ---------------------
     Total liabilities and stockholder's equity .....     $565,272      711,341
                                                          =====================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   3
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Income

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                     2000        1999        1998
                                                  --------------------------------
Revenue:
   Life insurance premiums ....................   $  3,390       4,486       7,115
   Annuity considerations .....................      9,059      11,011      12,643
   Accident and health premiums ...............     11,563      23,803      21,148
                                                  --------------------------------
     Total premiums and considerations ........     24,012      39,300      40,906
   Premiums ceded .............................      5,487      12,357      11,427
                                                  --------------------------------
     Net premiums and considerations ..........     18,525      26,943      29,479
   Investment income, net .....................      3,565       2,739       2,021
   Realized investment (losses) gains .........        (64)         58       1,003
   Other income ...............................        826         110          62
                                                  --------------------------------
     Total revenue ............................     22,852      29,850      32,565
                                                  --------------------------------
Benefits and expenses:
   Life insurance benefits ....................      1,599       1,039       3,508
   Annuity benefits ...........................      1,213         382         351
   Accident and health insurance benefits .....      1,818      19,462      10,579
                                                  --------------------------------
     Total benefits ...........................      4,630      20,883      14,438
   Benefit recoveries .........................        206      11,242       5,770
                                                  --------------------------------
     Net benefits .............................      4,424       9,641       8,668
   Commissions and other agent compensation ...      2,171       4,590       7,091
   General and administrative expenses ........      4,933       4,089       4,148
   Taxes, licenses and fees ...................        637         840         187
   Change in deferred acquisition costs, net ..      6,021      10,636       4,060
                                                  --------------------------------
     Total benefits and expenses ..............     18,186      29,796      24,154
                                                  --------------------------------
     Income from operations before income taxes      4,666          54       8,411
                                                  --------------------------------
Income tax (benefit) expense:
   Current ....................................      1,421       1,913       3,126
   Deferred ...................................     (2,502)     (1,922)       (312)
                                                  --------------------------------
     Total income tax (benefit) expense .......     (1,081)         (9)      2,814
                                                  --------------------------------
     Net income ...............................   $  5,747          63       5,597
                                                  ================================

                 See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income (Loss)

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                          2000     1999      1998
                                                        -------------------------
Net income ..........................................   $5,747       63     5,597
                                                        -------------------------
Other comprehensive income (loss):
   Unrealized gains (losses) on fixed maturities and
    equity securities:
     Unrealized holding gains (losses) arising during
      the period net of tax of $843 in 2000,
      $(1,182) in 1999 and $468 in 1998 .............    1,564   (2,194)      869

     Reclassification adjustment for realized losses
      (gains) included in net income, net of tax of
      $(22) in 2000, $20 in 1999, and $351 in 1998 ..       42      (38)     (652)
                                                        -------------------------
       Total other comprehensive income (loss) ......    1,606   (2,232)      217
                                                        -------------------------
       Total comprehensive income (loss) ............   $7,353   (2,169)    5,814
                                                        =========================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   5
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Stockholder's Equity

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                   2000         1999        1998
                                                 --------------------------------
Common stock:
   Balance at beginning and end of year ......   $  2,000       2,000       2,000
                                                 --------------------------------
Additional paid-in capital:
   Balance at beginning and end of year ......     15,500      15,500      15,500
                                                 --------------------------------
Retained earnings:
   Balance at beginning of year ..............     31,115      31,052      25,455
   Net income ................................      5,747          63       5,597
                                                 --------------------------------
   Balance at end of year ....................     36,862      31,115      31,052
                                                 --------------------------------
Accumulated other comprehensive income (loss):
   Balance at beginning of year ..............     (1,299)        933         716
   Net unrealized gain (loss) during the year,
    net of deferred federal income taxes .....      1,606      (2,232)        217
                                                 --------------------------------
   Balance at end of year ....................        307      (1,299)        933
                                                 --------------------------------
     Total stockholder's equity ..............   $ 54,669      47,316      49,485
                                                 ================================

                 See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                                             2000         1999        1998
                                                                           --------------------------------
Cash flows provided by (used in) operating activities:
   Net income ..........................................................   $  5,747          63       5,597
                                                                           --------------------------------
   Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
     Realized losses (gains) on investments ............................         64         (58)     (1,003)
     Deferred federal income tax (benefit) .............................     (2,502)     (1,922)       (312)
     Charges to policy account balances ................................       (960)       (610)          0
     Interest credited to policyholder account balances ................        381         374          42
     Change in:
        Receivables and other assets ...................................      5,532       1,198       5,149
        Deferred acquisition costs .....................................      6,021      10,636       4,060
        Future benefit reserves ........................................      1,445      (4,465)        829
        Policy and contract claims .....................................     (8,928)     (1,288)     (3,480)
        Unearned premiums ..............................................       (101)       (261)       (677)
        Other policyholder funds .......................................       (108)     (3,215)      2,321
        Reinsurance payable ............................................       (990)        651        (619)
        Accrued expenses and other liabilities .........................       (598)     (3,149)        783
        Commissions due and accrued ....................................       (224)        115        (308)
        Payable to parent ..............................................        (21)       (805)        221
     Depreciation and amortization .....................................        106         228        (275)
                                                                           --------------------------------
        Total adjustments ..............................................       (883)     (2,571)      6,731
                                                                           --------------------------------
        Net cash provided by (used in) operating activities ............      4,864      (2,508)     12,328
                                                                           --------------------------------
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturity securities ...............................    (30,083)    (21,938)    (28,065)
   Purchase of equity securities .......................................     (1,436)     (1,343)     (2,105)
   Sale or redemption of fixed maturity securities .....................     25,572       8,735      20,414
   Sale of equity securities ...........................................      1,346       1,103         553
   Other investments, net ..............................................       (307)      8,126      (8,987)
                                                                           --------------------------------
        Net cash used in investing activities ..........................     (4,908)     (5,317)    (18,190)
                                                                           --------------------------------
Cash flows provided by (used in) financing activities:
   Policyholders' deposits to account balances .........................      2,197       4,583       6,676
   Policyholders' withdrawals from account balances ....................        194        (108)          0
                                                                           --------------------------------
        Net cash provided by financing activities ......................      2,391       4,475       6,676
        Net change in cash .............................................      2,347      (3,350)        814
Cash at beginning of year ..............................................      2,785       6,135       5,321
                                                                           --------------------------------
Cash at end of year ....................................................   $  5,132       2,785       6,135
                                                                           ================================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   7
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 2000 revenue and consideration volume, 49%, 37% and 14% of the Company's business is annuity, accident and health and life, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through strategic alliances with third party marketing organizations and independent agents.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $6,588, $11,687, and $8,763, respectively.

                                       8
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains and losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities, which include certificates of deposit, are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $1,669 and $1,611, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based principally on independent pricing services, broker quotes and other independent information. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $5,400 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") on a "to be announced" ("TBA") basis. The interest rate on these securities is 6.5%. The Company received additional income from commitments of this type totaling $245 in 2000. No income was earned on such commitments in 1999 and 1998.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

            Variable Life Prospectus   9
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No.133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market value. As of December 31, 2000, the Company did not hold any derivatives.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, was issued replacing SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform with current year presentation.

                                       10
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                            Amount
                                                         Amortized       Estimated         shown on
                                                           cost            fair             balance
                                                          or cost          value             sheet
                                                          -----------------------------------------
Fixed maturity securities:
   U.S. Government .............................          $22,514           22,729           22,729
   Foreign government ..........................              712              737              737
   Public utilities ............................              779              791              791
   Corporate securities ........................           30,620           30,636           30,636

   Mortgage-backed securities and collateralized
   mortgage obligations ........................              162              162              162
                                                          -----------------------------------------
     Total fixed maturities ....................          $54,787           55,055           55,055
                                                          -----------------------------------------
Equity securities:
   Common stocks:
     Industrial and miscellaneous ..............            2,011            2,215            2,215
                                                          -----------------------------------------
Other investments:
   Short-term securities .......................            2,256          XXXXXXX            2,256
   Policy loans ................................                1          XXXXXXX                1
                                                          -----------------------------------------
     Total investments .........................          $59,055          XXXXXXX           59,527
                                                          =========================================

            Variable Life Prospectus   11
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                    Gross            Gross         Estimated
                                                 Amortized        unrealized       unrealized         fair
                                                   cost             gains           losses           value
                                                 ----------------------------------------------------------
2000:
 Fixed  maturity securities:
   U.S. Government ....................          $22,514              369              154           22,729
   Foreign government .................              712               25                0              737
   Corporate securities ...............           30,620              688              672           30,636
   Public utilities ...................              779               13                1              791
   Mortgage-backed securities and
    collateralized mortgage obligations              162                0                0              162
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           54,787            1,095              827           55,055
 Equity securities ....................            2,011              457              253            2,215
                                                 ----------------------------------------------------------
     Total ............................          $56,798            1,552            1,080           57,270
                                                 ==========================================================
1999:
 Fixed  maturity securities:
   U.S. Government ....................          $37,183              141            1,927           35,397
   Foreign government .................              500                0               29              471
   Corporate securities ...............           12,520                0              691           11,829
   Public utilities ...................              304                0               13              291
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           50,507              141            2,660           47,988
 Equity securities ....................            1,860              772              252            2,380
                                                 ----------------------------------------------------------
     Total ............................          $52,367              913            2,912           50,368
                                                 ==========================================================

The change in net unrealized gains and (losses) on fixed maturity securities was $2,787, $(3,721) and $100 for the years ended December 31, 2000, 1999 and 1998, respectively.

The change in net unrealized gains and (losses) from equity securities was $(316), $286 and $234 for the years ended December 31, 2000, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized     Estimated
                                                        cost        fair value
                                                     --------------------------
   Due in one year or less ..................          $   906           908
   Due after one year through five years ....           24,760        24,780
   Due after five years through ten years ...           16,938        17,197
   Due after ten years ......................           12,021        12,008
   Mortgage-backed securities and collateralized
    mortgage obligations ....................              162           162
                                                       ---------------------
     Totals .................................          $54,787        55,055
                                                       =====================

                                       12
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $26,798, $4,483 and $20,779, respectively. Gross gains of $697, $219, and $1,080 and gross losses of $761, $161, and $77 were realized on sales of available-for-sale securities in 2000, 1999 and 1998, respectively. The Company recognized a loss of $40 on securities with other than temporary impairment.

Major categories of net investment income for the respective years ended December 31 are:

                                          2000            1999             1998
                                         ---------------------------------------
Interest:
   Fixed maturity securities ..          $3,081           2,515            1,592
   Short-term investments .....             274             289              393
Dividends:
   Equity securities ..........              20              19               12
Other .........................             240              (9)              52
                                         ---------------------------------------
     Total investment income ..           3,615           2,814            2,049

Investment expenses ...........              50              75               28
                                         ---------------------------------------
     Net investment income ....          $3,565           2,739            2,021
                                         =======================================

(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                      2000                               1999
                                         --------------------------------------------------------------
                                             Carrying         Fair           Carrying            Fair
                                              Amount          Value           Amount             Value
                                              -------         -----           -------            -----
Financial assets:
   Fixed maturity securities
     U.S. Government ..........          $ 22,729            22,729            35,397            35,397
     Foreign government .......               737               737               471               471
     Corporate securities .....            31,427            31,427            11,829            11,829
     Mortgage backed securities               162               162                 0                 0
     Public utilities .........                 0                 0               291               291
   Equity securities ..........             2,215             2,215             2,380             2,380
   Short term securities ......             2,256             2,256             1,947             1,947
   Separate accounts assets ...           470,577           470,577           614,649           614,649

Financial liabilities:
   Separate account liabilities           470,577           467,853           614,649           609,915
                                         ==============================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

            Variable Life Prospectus   13
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(4) ACCIDENT AND HEALTH CLAIM RESERVES

Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claim reserves, exclusive of hospital indemnity and AIDS reserves of $650, $516, and $838 in 2000, 1999 and 1998, respectively, is summarized as follows:

                                                                   2000                1999               1998
                                                                 ----------------------------------------------
Balance at January 1, net of reinsurance recoverables
  of $8,006, $6,540, and $7,643 .......................          $ 15,490             15,650             17,804

Incurred related to:
   Current year .......................................             6,540             11,823             11,203
   Prior years ........................................            (4,711)            (2,752)            (4,946)
                                                                 ----------------------------------------------
     Total incurred ...................................             1,829              9,071              6,257

Paid related to:
   Current year .......................................               894              2,725              3,697
   Prior years ........................................             4,716              6,506              4,714
                                                                 ----------------------------------------------
Total paid ............................................             5,610              9,231              8,411

Balance at December 31, net of reinsurance recoverables
  of $3,758, $8,006 and $6,540 ........................          $ 11,709             15,490             15,650
                                                                 ==============================================

The provision for prior year claim and claim adjustment expenses decreased in 2000 primarily due to lower than expected losses on a discontinued block of business. Current year paid and incurred claims have decreased in 2000 due to termination of the reinsurance assumed business while prior year paid claims continue to reflect losses related to the run-off of the terminated business. In 1998, the Company experienced positive development in its HMO reinsurance business which decreased the provision for prior year claims.

                                       14
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in the reinsurance recoverables at December 31, 2000 and 1999 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $447 and $1,884, respectively.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                           Assumed         Ceded                              of amount
                                         Direct          from other       to other           Net               assumed
Year ended                               amount           companies       companies         amount              to net
                                       ----------------------------------------------------------------------------------
December 31, 2000:
Life insurance in force ........       $1,516,290                0          136,465        1,379,825              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            3,390                0              815            2,575              0.0%
   Annuities ...................            9,059                0                0            9,059              0.0%
   Accident and health insurance            7,790            3,773            4,672            6,891             54.8%
                                       ------------------------------------------------------------------------------
     Total premiums ............           20,239            3,773            5,487           18,525             20.4%
                                       ==============================================================================
December 31, 1999:
Life insurance in force ........       $1,095,552                0          159,143          936,409              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            4,486                0            1,173            3,313              0.0%
   Annuities ...................           11,011                0                0           11,011              0.0%
   Accident and health insurance           17,075            6,728           11,184           12,619             53.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           32,572            6,728           12,357           26,943             25.0%
                                       ==============================================================================
December 31, 1998:
Life insurance in force ........       $  856,149                0          277,168          578,981              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            7,115                0            1,568            5,547              0.0%
   Annuities ...................           12,643                0                0           12,643              0.0%
   Accident and health insurance           15,813            5,335            9,859           11,289             47.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           35,571            5,335           11,427           29,479             18.1%
                                       ==============================================================================

            Variable Life Prospectus   15
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                   Assumed                              Ceded
                                       -----------------------------------------------------------------
                                        2000        1999        1998        2000        1999        1998
                                       -----------------------------------------------------------------
Life insurance in force ........       $   0           0           0       1,598       1,670       1,992
                                       -----------------------------------------------------------------
Premiums:
   Life insurance ..............       $   0           0           0          45          50          10
   Accident and health insurance         750       1,892       1,575         457         628         635
                                       -----------------------------------------------------------------
   Total premiums ..............       $ 750       1,892       1,575         502         678         645
                                       =================================================================

(6) INCOME TAXES

Income Tax Expense

Total income tax expenses for the years ended December 31 are as follows:

                                                                      2000           1999           1998
                                                                    -------------------------------------
Income tax expense attributable to operations:
   Current tax expense ......................................       $ 1,421          1,913          3,126
   Deferred tax (benefit) expense ...........................        (2,502)        (1,922)          (312)
                                                                    -------------------------------------
Total income tax (benefit) expense attributable to operations       $(1,081)            (9)         2,814
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year           865         (1,202)           117
                                                                    -------------------------------------
Total income tax effect on equity ...........................       $  (216)        (1,211)         2,931
                                                                    =====================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                      2000            1999          1998
                                                                    -------------------------------------
Income tax expense computed at the statutory rate ...........       $ 1,633             19          2,943
Dividends received on deductions and tax-exempt interest ....          (557)          (186)          (467)
Adequacy release ............................................        (2,376)             0              0
Other .......................................................           219            158            338
                                                                    -------------------------------------
   Income tax (benefit) expense as reported .................       $(1,081)            (9)         2,814
                                                                    =====================================

                                       16
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) INCOME TAXES (CONTINUED)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                            2000           1999
                                                           ---------------------
Deferred tax assets:
   Future benefit reserves .......................         $    0            533
   Unrealized losses on investments ..............              0            700
                                                           ---------------------
     Total deferred tax assets ...................              0          1,233
                                                           ---------------------
Deferred tax liabilities:
   Future benefit reserves .......................          1,051              0
   Deferred acquisition costs ....................          3,946          5,637
   Unrealized gains on investments ...............            165              0
   Other .........................................             54          2,449
                                                           ---------------------
     Total deferred tax liabilities ..............          5,216          8,086
                                                           ---------------------
Net deferred tax liability .......................         $5,216          6,853
                                                           =====================

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $1,670, $3,149 and $(1,998) in 2000, 1999 and 1998, respectively. The Company's liability for current taxes was $1,719 and $1,968 as of December 31, 2000 and 1999, respectively and is included in payable to parent.

(7) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $3,317, $1,496, and $1,941 in 2000, 1999 and 1998, respectively, for related administrative expenses incurred. In 2000, the Company changed its intercompany administrative agreement with Allianz Life and as a result more expenses are allocated through this agreement rather than directly incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2000 and 1999 was $858 and $630, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $50, $35, and $18 in 2000, 1999 and 1998, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 2000 and 1999.

            Variable Life Prospectus   17
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(8) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $44, $60, and $30 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's eligible compensation in the first year of service and 6% following the employee's first year anniversary. Employees are fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $51, $35, and $18 in 2000, 1999 and 1998, respectively, toward planned contributions.

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all States effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.

The State of New York has adopted codification with a few exceptions. The only material exception impacting the Company is Statement of Statutory Accounting Principle No.10, Income Taxes. New York will not recognize deferred income taxes. The State of New York has noted they will revisit these exceptions during 2001.

The Company has determined the impact of adopting the NAIC codification as modified by the State of New York to be immaterial to statutory surplus of the Company at December 31, 2000.

                                       18
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                     Stockholder's equity                  Net income
                                                ----------------------------------------------------------------
                                                  2000           1999          2000          1999          1998
                                                ----------------------------------------------------------------
Statutory basis ...........................     $ 45,460        38,136         7,222         5,351         6,891
Adjustments:
   Change in reserve basis ................       (3,593)       (5,680)        2,087         3,536         2,147
   Deferred acquisition costs .............       16,730        22,751        (6,021)      (10,636)       (4,060)
   Deferred taxes .........................       (5,216)       (6,853)        2,502         1,922           312
   Nonadmitted assets .....................           39            39             0             0             0
   Interest maintenance reserve ...........          456           513            23           (56)          657
   Asset valuation reserve ................          486           667             0             0             0
   Liability for unauthorized reinsurers ..           39           261             0             0             0
   Unrealized (losses) gains on investments          268        (2,519)            0             0             0
   Other ..................................            0             1           (66)          (54)         (350)
                                                ----------------------------------------------------------------
      As reported in the accompanying
         financial statements .............     $ 54,669        47,316         5,747            63         5,597
                                                ================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 2000 and 1999, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2000, 1999 and 1998.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

            Variable Life Prospectus   19
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(10) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                                       20
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(11) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                  As of December 31
                                  -------------------------------------------------
                                                                          Other
                                  Deferred                               policy
                                   policy      Future                  claims and
                                 acquisition  benefits      Unearned    benefits
                                    costs     reserves      premiums     payable
                                  -------------------------------------------------
2000:
Life insurance ..............     $    11       3,032         125           945
Annuities ...................      16,658       9,542           0             0
Accident and health insurance          61           0         426        16,117
                                  -------------------------------------------------
                                  $16,730      12,574         551        17,062
                                  =================================================
1999:
Life insurance ..............     $    25       2,771         156         1,499
Annuities ...................      22,644       6,546           0           479
Accident and health insurance          82           0         496        24,012
                                  -------------------------------------------------
                                  $22,751       9,317         652        25,990
                                  =================================================
1998:
Life insurance ..............     $    57       1,827         246         3,424
Annuities ...................      33,206       7,716           0           827
Accident and health insurance         124           0         667        23,027
                                  -------------------------------------------------
                                  $33,387       9,543         913        27,278
                                  =================================================

                                                 For the year ended December 31
                                 -----------------------------------------------------------------
                                    Premium                                Net Change
                                    revenue                                   in
                                   and other         Net                     policy        Other
                                   contract      investment               acquisition    operating
                                 considerations    income     Benefits      costs (a)    expenses
                                 -----------------------------------------------------------------
2000:
Life insurance ..............        2,575            484       1,293            14            730
Annuities ...................        9,059          1,127       1,213         5,986          2,507
Accident and health insurance        6,891          1,954       1,918            21          4,504
                                 -----------------------------------------------------------------
                                    18,525          3,565       4,424         6,021          7,741
                                 =================================================================
1999:
Life insurance ..............        3,313            192         411            32            923
Annuities ...................       11,011            904         382        10,562          2,423
Accident and health insurance       12,619          1,643       8,848            42          6,173
                                 -----------------------------------------------------------------
                                    26,943          2,739       9,641        10,636          9,519
                                 =================================================================
1998:
Life insurance ..............        5,547            303       2,160           165          1,518
Annuities ...................       12,643            243         351         3,899          6,047
Accident and health insurance       11,289          1,475       6,157            (4)         3,861
                                 -----------------------------------------------------------------
                                    29,479          2,021       8,668         4,060         11,426
                                 =================================================================

(a) See note 1 for aggregate gross amortization.

                                    PART C

                              OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 2000 and 1999.
          3. Statements of Income for the years ended December 31, 2000, 1999 and 1998.
          4. Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.
          5. Statements of Cash Flow for the years ended December 31, 2000, 1999 and 1998.
          6.  Notes to Financial Statements - December 31, 2000, 1999 and 1998.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 2000.
          3.  Statements of Operations for  the  year ended  December  31, 2000.
          4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
          5.  Notes to Financial Statements - December 31, 2000.


      b.  Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
          2.  Not Applicable
          3.  a. Principal Underwriter Agreement(2)
              b. Selling Agreement(5)
          4.  Individual Immediate Variable Annuity Contract(1)
         4a.  Joint Owners Endorsement(1)
         4b.  Period Certain and Partial Liquidation Endorsement(1)
          5.  Application for Individual Immediate Variable Annuity Contract(1)
          6.  (i)  Copy of Articles of Incorporation of the Company(1)
              (ii) Copy of the Bylaws of the Company(3)
          7.  Not Applicable
          8.  Form of Fund Participation Agreement
              a. Form of Fund Participation Agreement between Franklin
                 Valuemark Funds and North American Life and Casualty
                 Company(1)
              b. Form of Fund Participation Agreement between AIM Variable
                 Insurance Funds, Inc., Preferred Life Insurance Company of
                 New York and NALAC Financial Plans LLC(4)
              c. Form of Fund Participation Agreement between USAllianz
                 Variable Insurance Products Trust, Preferred Life Insurance Company of New York and BISYS Fund Services Limited Partnership(4)
              d. Form of Fund Participation Agreement between Van Kampen Life
                 Investment Trust, Van Kampen Asset Management, Inc., and Preferred Life Insurance Company of New York(6)
              e. Form of Fund Participation Agreement between Preferred Life
                 Insurance Company of New York, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services, LLC(7)
          9.  Opinion and Consent of Counsel
         10.  Independent Auditors' Consent
         11.  Not Applicable
         12.  Not Applicable
         13.  Calculation of Performance Information
         14.  Company Organizational Chart(5)
         27.  Not Applicable

 (1) Incorporated   by   reference   to  Registrant's  initial  Form  N-4  filed
     electronically on January 2, 1997.
 (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 filed electronically on May 14, 1997.
 (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 filed electronically on June 2, 1997.
 (4) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on November 12, 1999.
 (5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 4 to Form N-4 filed electronically on April 28, 2000.
 (6) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 28, 2000.
 (7) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 15, 2000.




Item 25.  Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-------------------------       --------------------------------
Edward J. Bonach                Chairman of the Board and President
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Avenue
New York, NY 10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY 10022

Jack F. Rockett                 Director
140 E. 95th Street, Ste. 6A
New York, NY 10129

Kevin Walker                    Treasurer
300 S. Hwy 169
Minneapolis, MN 55426

Stephen Blaske                  Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Margery G. Hughes               Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Christopher H. Pinkerton        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Mark A. Zesbaugh                Chief Financial Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Charles Kavitsky                Director
300 S. Hwy 169
Minneapolis, MN 55426

Suzanne J. Pepin                Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Kelly Munger                    Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-19173 and 811-05716).



Item  27.  Number of Contract Owners



As of April 25, 2001 there were no Contract Owners.


Item  28.  Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal  Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal                Positions and Offices
Business Address                with Underwriter
----------------------          ----------------------
Christopher H. Pinkerton        Chairman, Chief Executive Officer, President
1750 Hennepin Avenue            Chief Manager & Director
Minneapolis, MN 55403

Thomas B. Clifford              Vice President & Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke             Secretary & Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles                Sr. Vice President, Chief Financial Officer
1750 Hennepin Avenue            & Treasurer
Minneapolis, MN 55403

Catherine Q. Farley             Sr. Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Jennifer J. Wagner              Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Cynthia M. Robeck               Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403


     c.  Not Applicable


Item 30.  Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 19th day of April, 2001.


                                PREFERRED LIFE
                                VARIABLE ACCOUNT C
                                (Registrant)

                           By:  PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK
                                (Depositor)

                           By:  /s/ SUZANNE J. PEPIN
                                --------------------
                                    Suzanne J. Pepin


                                PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK
                                (Depositor)

                           By:  /s/ SUZANNE J. PEPIN
                                --------------------
                                    Suzanne J. Pepin






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature  and  Title
Edward J. Bonach*          Chairman of the Board           04/19/2001
Edward J. Bonach           and President

Robert S. James*           Director                        04/19/2001
Robert S. James

Dennis J. Marion*          Director                        04/19/2001
Dennis J. Marion

Eugene T. Wilkinson*       Director                        04/19/2001
Eugene T. Wilkinson

Eugene Long*               Director                        04/19/2001
Eugene Long

Reinhard W. Obermueller*   Director                        04/19/2001
Reinhard W. Obermueller

Stephen R. Herbert*        Director                        04/19/2001
Stephen R. Herbert

Jack F. Rockett*           Director                        04/19/2001
Jack F. Rockett

Margery G. Hughes*         Director                        04/19/2001
Margery G. Hughes

Christopher H. Pinkerton*  Director                        04/19/2001
Christopher H. Pinkerton

Mark A. Zesbaugh*          Chief Financial Officer         04/19/2001
Mark A. Zesbaugh           and Director

Charles Kavitsky*          Director                        04/19/2001
Charles Kavitsky


                               * By /S/ SUZANNE J. PEPIN
                                    --------------------------
                                        Attorney-in-Fact
                                      Secretary and Director








                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J. Bonach, Chairman of the Board, President and Chief Financial Officer of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Suzanne J. Pepin as my attorney and agent, for me, and in my name as Chairman of the Board, President and Chief Financial Officer of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 25th day of April 2000.

WITNESS:

/s/ Melissa O'Donnell                   /s/ Edward J. Bonach
-----------------------------           ---------------------------------
                                        Edward J. Bonach



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert S. James, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Robert S. James
-----------------------------           ---------------------------------
                                        Robert S. James


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis Marion, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Dennis J. Marion
-----------------------------           ---------------------------------
                                        Dennis Marion



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Wilkinson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Eugene T. Wilkinson
-----------------------------           ---------------------------------
                                        Eugene T. Wilkinson



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene Long, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Eugene Long
-----------------------------           ---------------------------------
                                        Eugene Long


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard Obermueller, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Reinhard W. Obermueller
-----------------------------           ---------------------------------
                                        Reinhard W. Obermueller


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Stephen R. Herbert, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Stephen R. Herbert
-----------------------------           ---------------------------------
                                        Stephen R. Herbert


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Jack F. Rockett, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Jack F. Rockett
-----------------------------           ---------------------------------
                                        Jack F. Rockett


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery Hughes, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 18th day of April 2000.

WITNESS:

/s/ Melissa O'Donnell                   /s/ Margery Hughes
-----------------------------           ---------------------------------
                                        Margery Hughes


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Christopher Pinkerton, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Christopher Pinkerton
-----------------------------           ---------------------------------
                                        Christopher Pinkerton


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark Zesbaugh, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Mark Zesbaugh
-----------------------------           ---------------------------------
                                        Mark Zesbaugh


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Charles Kavitsky, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Charles Kavitsky
-----------------------------           ---------------------------------
                                        Charles Kavitsky

                                    EXHIBITS

                                       TO


                      POST-EFFECTIVE AMENDMENT NO. 5


                                       TO

                          FORM N-4 (FILE NO. 333-19173)

                        PREFERRED LIFE VARIABLE ACCOUNT C

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK



                              INDEX TO EXHIBITS

EXHIBIT                                                             PAGE

EX-99.B9   Opinion and Consent of Counsel

EX-99.B10  Independent Auditors' Consent

EX-99.B13  Calculation of Performance Information